Goldman Sachs Funds


================================================================================
CORE EQUITY FUNDS                            Annual Report   January 31, 1998
================================================================================


                                             Long-term capital growth potential
                                             through diversified portfolios of
                                             stocks with attractive quantitative
                                             and qualitative rankings.



                                    [GRAPHIC]





                                                                         [LOGO]
                                                                         Goldman
                                                                         Sachs

MARKET OVERVIEW


                                                 Goldman Sachs CORE Equity Funds


Dear Shareholder,

The world's bourses turned in widely diverse performances in 1997. The U.S. market soared, while Asian markets plummeted. Consistency came in the form of larger cap stocks, which were undeniably the performance leaders over their mid- and small-cap stock brethren.

     o The U.S. Equity Market: An Upward Climb Marked by Periods of Volatility -- Early in the year, market volatility resulting from uncertainty regarding Federal Reserve policy eased after economic indicators reassured investors that further rate hikes were unlikely. Renewed investor confidence and a positive economy sent the market soaring through the remainder of the year. Waxing and waning investor sentiment, however, continued to cause a degree of market volatility. Most notably, in October, investor uncertainty helped foster a temporary overreaction to falling Asian markets. The market dropped precipitously, posting the largest single-day decline in nearly a decade. In the aftermath, the market firmed as investors accepted the argument that Asian market weakness would likely have little impact on U.S. companies.

     o International Equity Markets: Market Performances Vary Widely -- In 1997, Europe's overall economic recovery continued, but growth for specific countries was mixed. Political will for European Monetary Union and fundamental themes -- including loose monetary policy and subdued inflation -- helped support stock performance. Conversely, Japan's market turned in lackluster performance. Investors, unnerved by the government's austerity program and a series of corporate bankruptcies, chose to focus on international blue-chip stocks that benefited from the yen's weakness. Additional bad news came in the form of Asia's market woes, which propelled the Tokyo market into a decline. In Asia, markets remained weak throughout the first half of the year. The region's highly leveraged economies were severely impacted in the second half of the year, following a decision by Thai authorities to allow their currency to devalue. In the aftermath, investors saw sharply lower asset prices, higher yields, extreme volatility and widely varying liquidity conditions.

     o Outlook -- Going forward, we believe the fundamental strengths of the U.S. economy will remain intact. However, we believe the domestic market will produce returns close to the historic norm -- a scenario that should be accompanied by more normal levels of volatility. Europe's domestic economy is well positioned to withstand the moderate global shock resulting from Asia's market downturn, as both monetary and fiscal policy underpin Europe's economic growth. In Japan, we are reasonably optimistic about the prospects for the equity market, as it is moderately undervalued relative to interest rates and compared with many of the conventional valuation measures. In Asia, we anticipate further weakness in the markets and currencies, as investors await the reforms that will attract capital back into these markets.

          We encourage you to maintain your long-term investment program, and look forward to serving your investment needs in the years ahead.

          Sincerely,

          /s/ David B. Ford                       /s/ John P. McNulty

          David B. Ford                           John P. McNulty
          Co-Head, Goldman Sachs                  Co-Head, Goldman Sachs
          Asset Management                        Asset Management

          February 27, 1998

                                                                     FUND BASICS


CORE U.S. Equity Fund
as of January 31, 1998

                             Assets Under Management
                             -----------------------
                                 $674.6 Million
                             -----------------------


                               Number of Holdings
                             -----------------------
                                       164
                             -----------------------


                                 NASDAQ SYMBOLS


                                 Class A Shares
                             -----------------------
                                      GSSQX
                             -----------------------


                                 Class B Shares
                             -----------------------
                                      GSSBX
                             -----------------------


                                 Class C Shares
                             -----------------------
                                      GSUSX
                             -----------------------


                              Institutional Shares
                             -----------------------
                                      GSELX
                             -----------------------


                                 Service Shares
                             -----------------------
                                      GSESX
                             -----------------------


================================================================================
PERFORMANCE REVIEW
================================================================================

January 31, 1997-                    Fund Total Return             S&P 500
January 31, 1998                     (based on NAV)(1)             Index(2)
--------------------------------------------------------------------------------
Class A                                    24.96%                  26.92%
Class B                                    24.28%                  26.92%
Class C (8/15/97-1/31/98)                   4.85%                   6.78%
Institutional                              25.76%                  26.92%
Service                                    25.11%                  26.92%
--------------------------------------------------------------------------------

(1) The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.

(2) The S&P 500 Index (with dividends reinvested) figures do not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.

================================================================================
SEC AVERAGE ANNUAL TOTAL RETURN(3)
================================================================================

For the period                             Class C
ending 12/31/97     Class A    Class B  (Cumulative)(4) Institutional   Service
--------------------------------------------------------------------------------
Last 12 Months      24.56%     25.57%        N/A           32.67%        32.02%
Five Years          18.47%       N/A         N/A             N/A           N/A
Since Inception     15.31%     23.47%       3.41%          27.95%        26.38%
                   (5/24/91)  (5/1/96)    (8/15/97)       (6/15/95)     (6/7/96)
--------------------------------------------------------------------------------

(3) The SEC Average Annual Total Return is determined by computing the annual percentage change in the value of $1,000 invested at the maximum public offering price for the specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years). The public offering price of the Class A shares on 1/31/98 was $28.14 and represents the NAV plus the maximum sales charge of 5.5%.

(4) The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase).


================================================================================
TOP 10 HOLDINGS AS OF 1/31/98
================================================================================

                                     Percentage of
Company Holding                     Total Net Assets       Line of Business
--------------------------------------------------------------------------------
General Electric Co.                      3.8%             Electric Equipment
Exxon Corp.                               2.1%             Energy
Ford Motor Company                        1.8%             Automotive
Philip Morris Co. Inc.                    1.7%             Tobacco
American International Group Inc.         1.6%             Financial Services
Bristol Myers-Squibb Co.                  1.5%             Pharmaceuticals
Microsoft Corp.                           1.5%             Computer Software
Royal Dutch Pete Co.                      1.5%             Energy
AT&T Corp.                                1.5%             Telecommunications
GTE Corporation                           1.5%             Telecommunications
--------------------------------------------------------------------------------

     The top 10 holdings may not be representative of the Fund's future investments.

     Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE OVERVIEW


CORE U.S. Equity Fund


Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs CORE U.S. Equity Fund for the 12-month period ending January 31, 1998.


     Performance Review: Strong Performance Relative to Peers

     The total returns of the Fund's share classes fared well in the peer rankings for the one-year period ended January 31, 1998, according to Lipper Analytical Services, Inc. The Fund's Class A shares, Institutional and Service shares ranked in the top 25% of all funds in the Lipper Growth Fund category (placing 209, 153 and 197, respectively, out of 846 funds. For the five-year period, Class A shares ranked 62 out of 322 funds). Class B shares ranked in the top 30% of all funds (243 out of 846 funds. Class C shares were not ranked because their performance records are less than 12 months. Please note that Lipper rankings do not take sales charges into account and that past performance is not a guarantee of future results).

     Sector Allocations

     In general, the Fund's sector exposures stem from the Fund's "bottom-up," individual stock selection process, not from economic forecasts for specific sectors. With this in mind, the Fund had a slight tilt toward defensive, value stocks, and maintained slight underweightings in "pricey" sectors and cyclical sectors.

     Portfolio Highlights

     The CORE investment process includes analysis of each stock based upon its Value, Momentum and Risk characteristics. Throughout the period under review, the Fund placed above-average emphasis on defensive, value-oriented securities. This proved beneficial to performance as large-cap value stocks outperformed large-cap growth stocks over the 12-month period ended January 31, 1998. Furthermore, the qualitative stock insights produced by Goldman Sachs' Global Investment Research Department contributed to strong results.

     Noteworthy company performance spanned a diverse group of sectors.

     o The Fund benefited from its positions in healthcare, as pharmaceutical holdings generated strong returns over the period. These companies included Pfizer Inc. (up 78.97%), Schering Plough Corp. (up 94.51%) and Warner Lambert Co. (up 88.44%).

     o Our bias toward the consumer services sector was rewarded via positions in general merchandisers such as Dayton Hudson Corp. (up 93.66%), as well as building materials and home improvement supplier Home Depot Inc. (up 84.08%).

     o In the financial sector, Morgan Stanley, Dean Witter Discover & Co. (up 7.86% since the position was initiated in November 1997) produced positive results.

                                                            PERFORMANCE OVERVIEW

The Goldman Sachs CORE U.S. Equity Fund seeks long-term capital growth and dividend income by investing in a broadly diversified portfolio of large-cap and blue-chip equity securities representing all major sectors of the U.S. economy.


================================================================================
         CORE INVESTMENT PROCESS (Computer Optimized, Research Enhanced)
================================================================================

     ------------------                           -----------------
     Computer Optimized                +          Research Enhanced
     ------------------                           -----------------

     o    Risk management tools                   o    Fundamental Research from
          designed to minimize                         Goldman Sachs' Global
          industry and style risk.                     Investment Research
                                                       Department and other
     o    Emphasis on stock                            research sources.
          selection with attention
          to attractive                           o    Quantitative insights
          quantitative and                             from proprietary
          qualitative ratings.                         multi-factor model rank
                                                       each stock by its value,
     o    Construct portfolio with                     momentum and risk
          maximum expected return                      characteristics.
          forecast within risk
          guidelines.

                                       \/


                                  ------------
                                  CORE Process
                                  ------------



               Result: A risk-controlled portfolio grounded by a rigorous quantitative model and enhanced by fundamental research.

--------------------------------------------------------------------------------


     Portfolio Outlook

     We intend to maintain our disciplined, long-term approach and defensive stance, as the cautionary conditions that initially motivated us to assume this position -- the market's increasing volatility and historically low risk premiums -- have not yet abated. In fact, in view of the market's recent behavior, we intend to strengthen our focus on value-oriented, lower volatility stocks.

     We thank you for your investment and look forward to your continued confidence.

     Sincerely,

     /s/ Robert C. Jones       /s/ Kent A. Clark          /s/ Victor H. Pinter

     Robert C. Jones           Kent A. Clark              Victor H. Pinter
     Portfolio Manager,        Portfolio Manager,         Portfolio Manager,
     CORE U.S. Equity Fund     CORE U.S. Equity Fund      CORE U.S. Equity Fund


     February 27, 1998

FUND BASICS

CORE Large Cap Growth Fund
as of January 31, 1998


                             Assets Under Management
                             -----------------------
                                  $76.5 Million


                               Number of Holdings
                             -----------------------
                                       136


                                 NASDAQ SYMBOLS


                                 Class A Shares
                             -----------------------
                                      GLCGX
                             -----------------------


                                 Class B Shares
                             -----------------------
                                      GCLCX
                             -----------------------


                                 Class C Shares
                             -----------------------
                                      GLCCX
                             -----------------------


                              Institutional Shares
                             -----------------------
                                      GCGIX
                             -----------------------


                                 Service Shares
                             -----------------------
                                      GSCLX
                             -----------------------


================================================================================
PERFORMANCE REVIEW
================================================================================

January 31, 1997-                 Fund Total Return           Russell 1000
January 31, 1998                  (based on NAV)(1)          Growth Index(2)
--------------------------------------------------------------------------------
Class A(4)                              26.57%                   25.58%
Class B (5/1/97-1/31/98)                23.26%                   25.35%
Class C (8/15/97-1/31/98)                4.56%                     N/A
Institutional(4)                        26.67%                   25.58%
Service (5/1/97-1/31/98)                23.56%                   25.35%
--------------------------------------------------------------------------------

(1) The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.

(2) The Russell 1000 Growth Index (with dividends reinvested) figures do not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.

================================================================================
SEC AVERAGE ANNUAL TOTAL RETURN(3)
================================================================================

For the period                         Class B           Class C                              Service
ending 12/31/97        Class A(4)    (Cumulative)(5)   (Cumulative)(5)   Institutional(4)   (Cumulative)(5)
-------------------------------------------------------------------------------------------------------------
Last 12 Months          24.81%            N/A               N/A                32.28%              N/A
Five Years              21.92%            N/A               N/A                23.26%              N/A
Since Inception         19.76%          15.92%             1.61%               20.93%            21.29%
                      (11/11/91)       (5/1/97)          (8/15/97)           (11/11/91)         (5/1/97)
-------------------------------------------------------------------------------------------------------------

(3) The SEC Average Annual Total Return is determined by computing the annual percentage change in the value of $1,000 invested at the maximum public offering price for the specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years). The public offering price of the Class A shares on 1/31/98 was $12.67 and represents the NAV plus the maximum sales charge of 5.5%.

(4) Performance data for Institutional shares prior to May 1, 1997 (commencement of operations) is that of Class A shares. Class A share performance for such period is that of a predecessor separate account (which converted into Class A shares) adjusted to reflect the higher fees and expenses applicable to the Fund's Class A shares. Although the predecessor separate account was managed by Goldman Sachs Asset Management in a manner and pursuant to investment objectives in all material respects equivalent to management and investment objectives of the CORE Large Cap Growth Fund, the separate account was not registered under the Investment Company Act of 1940 (the "Act") and was not subject to certain investment restrictions imposed by the Act. If it had registered under the Act, performance might have been adversely affected.

(5) The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase).


================================================================================
TOP 10 HOLDINGS AS OF 1/31/98
================================================================================

                                       Percentage of
Company Holding                       Total Net Assets      Line of Business
--------------------------------------------------------------------------------
Microsoft Corp.                             3.0%            Computer Software
Dayton Hudson Corp.                         2.8%            Department Stores
American International Group Inc.           2.7%            Financial Services
General Electric Co.                        2.7%            Electric Equipment
Intel Corp.                                 2.6%            Semiconductors
The Travelers Group Inc.                    2.5%            Property Insurance
Merrill Lynch Co. Inc.                      2.1%            Financial Services
Best Buy Co. Inc.                           2.0%            Home Products
Pfizer Inc.                                 2.0%            Pharmaceuticals
Abbott Laboratories                         1.8%            Medical Products
--------------------------------------------------------------------------------

The top 10 holdings may not be representative of the Fund's future investments.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                            PERFORMANCE OVERVIEW

CORE Large Cap Growth Fund


Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs CORE Large Cap Growth Fund for the 12-month period ended January 31, 1998.

     Performance Review: Strong Performance Relative to Benchmark

     For the 12-month period ended January 31, 1998, the Fund's Class A shares generated an average annual total return of 26.57% (based on NAV), outperforming the 25.58% return generated by the Fund's benchmark, the Russell 1000 Growth Index.

     Sector Allocations

     In general, the Fund's sector exposures stem from our bottom-up stock selection process and are not the result of an explicit top-down decision to overweight or underweight any given sector. With this in mind, during the period the Fund was underweighted in consumer services and technology, and overweighted in finance and consumer cyclicals.

     Portfolio Highlights

     The CORE investment process analyzes each stock based upon its Value, Momentum and Risk characteristics. In general, throughout the fiscal year, the Fund had an above-average tilt towards low-risk, "cheaper" securities within the growth universe. This proved beneficial to performance, as large-cap value stocks outperformed large-cap growth stocks over the 12-month period ended January 31, 1998. In addition, qualitative stock recommendations produced by Goldman Sachs' Global Investment Research Department contributed to strong results.

     Noteworthy company performance spanned a diverse group of sectors.

     o The Fund benefited from its positions in healthcare, as pharmaceutical holdings generated strong returns over the period. These companies included Pfizer Inc. (up 78.97%), Schering Plough Corp. (up 94.51%) and Warner Lambert Co. (up 88.44%).

     o Technology holdings contributing to portfolio performance included Compaq Computer Corp. (up 76.84%) and Cisco Systems (up 82.79%).

     o Entertainment holdings Walt Disney & Co. (up 31.33%) and Carnival Inc. (up 52.62%) generated strong returns.

     o In the financial sector, Morgan Stanley, Dean Witter Discover & Co. (up 7.86% since the position was initiated in November 1997) and The Travelers Group Inc. (up 34.88%) produced positive results.

PERFORMANCE OVERVIEW


The Goldman Sachs CORE Large Cap Growth Fund seeks long-term capital growth, primarily by investing in a broadly diversified portfolio of equity securities that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy.


================================================================================
         CORE INVESTMENT PROCESS (Computer Optimized, Research Enhanced)
================================================================================

     ------------------                           -----------------
     Computer Optimized                +          Research Enhanced
     ------------------                           -----------------

     o    Risk management tools                   o    Fundamental Research from
          designed to minimize                         Goldman Sachs' Global
          industry and style risk.                     Investment Research
                                                       Department and other
     o    Emphasis on stock                            research sources.
          selection with attention
          to attractive                           o    Quantitative insights
          quantitative and                             from proprietary
          qualitative ratings.                         multi-factor model rank
                                                       each stock by its value,
     o    Construct portfolio with                     momentum and risk
          maximum expected return                      characteristics.
          forecast within risk
          guidelines.

                                       \/

                                  ------------
                                  CORE Process
                                  ------------

               Result: A risk-controlled portfolio grounded by a rigorous quantitative model and enhanced by fundamental research.

--------------------------------------------------------------------------------

     Portfolio Outlook

     We intend to maintain our disciplined, long-term approach and defensive stance, as the cautionary conditions that initially motivated us to assume this position -- the market's increasing volatility and historically low risk premiums -- have not yet abated. In fact, in view of the market's recent behavior, we intend to strengthen our focus on "cheaper," lower volatility stocks within the growth universe.

     We thank you for your investment and look forward to your continued confidence.

     Sincerely,

     /s/ Robert C. Jones          /s/ Kent A. Clark         /s/ Victor H. Pinter

     Robert C. Jones              Kent A. Clark             Victor H. Pinter
     Portfolio Manager,           Portfolio Manager,        Portfolio Manager,
     CORE Large Cap               CORE Large Cap            CORE Large Cap
     Growth Fund                  Growth Fund               Growth Fund

     February 27, 1998

                                                                     FUND BASICS


CORE Small Cap Equity Fund
as of January 31, 1998


                             Assets Under Management
                             -----------------------
                                  $32.7 Million
                             -----------------------


                               Number of Holdings
                             -----------------------
                                       182
                             -----------------------


                                 NASDAQ SYMBOLS


                                 Class A Shares
                             -----------------------
                                      GCSAX
                             -----------------------


                                 Class B Shares
                             -----------------------
                                      GCSBX
                             -----------------------


                                 Class C Shares
                             -----------------------
                                      GCSCX
                             -----------------------


                              Institutional Shares
                             -----------------------
                                      GCSIX
                             -----------------------


                                 Service Shares
                             -----------------------
                                      GCSSX
                             -----------------------


================================================================================
PERFORMANCE REVIEW
================================================================================

August 15, 1997-               Fund Total Return                 Russell 2000
January 31, 1998               (based on NAV)(1)                    Index(2)
--------------------------------------------------------------------------------
Class A                               6.37%                          4.99%
Class B                               6.07%                          4.99%
Class C                               6.17%                          4.99%
Institutional                         6.57%                          4.99%
Service                               6.47%                          4.99%
--------------------------------------------------------------------------------

(1) The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.

(2) The Russell 2000 Index (with dividends reinvested) figures do not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.


================================================================================
SEC CUMULATIVE TOTAL RETURN(3)
================================================================================

For the period
ending 12/31/97       Class A    Class B     Class C   Institutional   Service
--------------------------------------------------------------------------------
Since Inception        2.06%      2.65%       6.67%        8.07%         7.97%
(8/15/97)
--------------------------------------------------------------------------------

(3) The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years), and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). The public offering price of the Class A shares on 1/31/98 was $11.21 and represents the NAV plus the maximum sales charge of 5.5%.


================================================================================
TOP 10 HOLDINGS AS OF 1/31/98
================================================================================

                                  Percentage of
Company Holding                  Total Net Assets       Line of Business
--------------------------------------------------------------------------------
CNB Bancshares Inc.                    1.7%             Financials
BA Merchant Services Inc.              1.3%             Financials
Schweitzer-Mauduit Int.                1.1%             Tobacco
Nationwide Financial Services          1.1%             Life Insurance
Texas Industries Inc.                  1.1%             Mining
TNP Enterprises Inc.                   1.0%             Utilities
Zale Corp.                             1.0%             Consumer Services
Rollins Truck Leasing                  1.0%             Industrial Services
The Scotts Co.                         1.0%             Chemical
Kaydon Corp.                           1.0%             Industrial Machinery
--------------------------------------------------------------------------------

The top 10 holdings may not be representative of the Fund's future investments.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE OVERVIEW


CORE Small Cap Equity Fund


Dear Shareholder,

On behalf of Goldman Sachs, it is a pleasure to welcome you as a shareholder in the Goldman Sachs CORE Small Cap Equity Fund. This report covers the brief period beginning August 15, 1997 -- the Fund's inception date -- and ending January 31, 1998.


     Performance Review: Strong Performance Relative to Benchmark

     From inception on August 15, 1997 through January 31, 1998, the Fund's Class A shares generated a total return of 6.37% (based on NAV), outperforming the 4.99% return generated by the Fund's benchmark, the Russell 2000 Index.

     Sector Allocations

     In general, the Fund's sector exposures stem from the Fund's bottom-up stock selection process, not from economic forecasts for specific sectors. With this in mind, the Fund favored defensive, value stocks in a slight overweighting to "cheap" sectors -- for example, consumer durables -- and less volatile sectors such as energy. The portfolio maintained a slight underweighting in "pricey" sectors, including consumer nondurables, and cyclical sectors such as basic industry.

     Portfolio Highlights

     The CORE investment process analyzes each stock based upon its Value, Momentum and Risk characteristics. Of these three investment themes, the portfolio had a bias towards defensive, value stocks because of the market's increasing volatility and low risk premiums. Furthermore, the qualitative stock insights produced by Goldman Sachs' Global Investment Research Department also contributed to the Fund's strong performance results.

     o On an individual stock level, the Fund benefited from the performance of many of its top 10 holdings, such as TNP Enterprises Inc. (up 44.16%).

     o An overweight position in finance abetted performance, as thrift institutions and life insurance holdings, including Nationwide Financial Services (up 32.69%) and Sovereign Bancorp (up 20.42%), appreciated during the period under review.

                                                            PERFORMANCE OVERVIEW


The Goldman Sachs CORE Small Cap Equity Fund seeks long-term capital growth by investing primarily in a broadly diversified portfolio of equity securities of U.S. issuers that are included in the Russell 2000 Index at the time of investment.


================================================================================
         CORE INVESTMENT PROCESS (Computer Optimized, Research Enhanced)
================================================================================


     ------------------                           -----------------
     Computer Optimized                +          Research Enhanced
     ------------------                           -----------------

     o    Risk management tools                   o    Fundamental Research from
          designed to minimize                         Goldman Sachs' Global
          industry and style risk.                     Investment Research
                                                       Department and other
     o    Emphasis on stock                            research sources.
          selection with attention
          to attractive                           o    Quantitative insights
          quantitative and                             from proprietary
          qualitative ratings.                         multi-factor model rank
                                                       each stock by its value,
     o    Construct portfolio with                     momentum and risk
          maximum expected return                      characteristics.
          forecast within risk
          guidelines.

                                       \/


                                  ------------
                                  CORE Process
                                  ------------

               Result: A risk-controlled portfolio grounded by a rigorous quantitative model and enhanced by fundamental research.

--------------------------------------------------------------------------------

     Portfolio Outlook

     We intend to maintain our disciplined, long-term approach and defensive stance, as the cautionary conditions that initially motivated us to assume this position -- the market's increasing volatility and historically low risk premiums -- have not yet abated. In fact, in view of the market's recent behavior, we intend to strengthen our focus on value-oriented, lower volatility stocks.

     We thank you for your investment and look forward to your continued confidence.

     Sincerely,

     /s/ Robert C. Jones         /s/ Kent A. Clark         /s/ Victor H. Pinter

     Robert C. Jones             Kent A. Clark             Victor H. Pinter
     Portfolio Manager,          Portfolio Manager,        Portfolio Manager,
     CORE Small Cap              CORE Small Cap            CORE Small Cap
     Equity Fund                 Equity Fund               Equity Fund

     February 27, 1998

FUND BASICS


CORE International Equity Fund
as of January 31, 1998


                             Assets Under Management
                             -----------------------
                                  $29.2 Million
                             -----------------------


                               Number of Holdings
                             -----------------------
                                       102
                             -----------------------


                                 NASDAQ SYMBOLS


                                 Class A Shares
                             -----------------------
                                      GCIAX
                             -----------------------


                                 Class B Shares
                             -----------------------
                                      GCIBX
                             -----------------------


                                 Class C Shares
                             -----------------------
                                      GCICX
                             -----------------------


                              Institutional Shares
                             -----------------------
                                      GCIIX
                             -----------------------


                                 Service Shares
                             -----------------------
                                      GCISX
                             -----------------------


================================================================================
PERFORMANCE REVIEW
================================================================================

August 15, 1997-               Fund Total Return                   MS EAFE
January 31, 1998               (based on NAV)(1)                   Index(2)
--------------------------------------------------------------------------------
Class A                              -7.66%                         -2.78%
Class B                              -7.90%                         -2.78%
Class C                              -7.80%                         -2.78%
Institutional                        -7.45%                         -2.78%
Service                              -7.70%                         -2.78%
--------------------------------------------------------------------------------

(1) The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.

(2) The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a market capitalization weighted composite of securities in 21 developed markets, including Australia, Austria, Belgium, Denmark, Finland, Germany, Hong Kong, Ireland, Italy, Japan and the United Kingdom. Total returns are calculated without dividends reinvested. Investors cannot invest directly in the Index. The Index figures do not reflect any fees or expenses.


================================================================================
SEC CUMULATIVE TOTAL RETURN(3)
================================================================================

For the period
ending 12/31/97         Class A    Class B     Class C  Institutional  Service
--------------------------------------------------------------------------------
Since Inception         -17.07%    -16.78%     -13.18%     -12.06%     -12.20%
(8/15/97)
--------------------------------------------------------------------------------

(3) The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). The public offering price of the Class A shares on 1/31/98 was $9.77 and represents the NAV plus the maximum sales charge of 5.5%.


================================================================================
TOP 10 HOLDINGS AS OF 1/31/98
================================================================================

                                  Percentage of
Company Holding                  Total Net Assets          Line of Business
--------------------------------------------------------------------------------
Novartis                               4.2%                Healthcare
Telefonica de Espana                   3.2%                Telecommunications
Deutsche Bank                          3.1%                Banking
British Telecom                        3.1%                Telecommunications
Glaxo Wellcome                         2.9%                Healthcare
Hitachi                                2.5%                Electronics
Int'l. Nederland Group                 2.0%                Finance
Matsushita Electrical Ind.             2.0%                Appliances
Barclays                               2.0%                Banking
Aquitaine (ELF)                        2.0%                Energy
--------------------------------------------------------------------------------

The top 10 holdings may not be representative of the Fund's future investments.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                            PERFORMANCE OVERVIEW


CORE International Equity Fund


Dear Shareholder,

On behalf of Goldman Sachs, it is a pleasure to welcome you as a shareholder in the Goldman Sachs CORE International Equity Fund. This report covers the brief period beginning August 15, 1997 -- the Fund's inception date -- and ending January 31, 1998.

     Performance Review: Value Stock Positions Hurt Performance

     Since inception on August 15, 1997 through January 31, 1998, the Fund's Class A shares generated a total return of -7.66% (based on NAV), compared to a -2.78% return generated by the Fund's benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE). The Fund lagged its benchmark in large part due to its fluctuating cash position (typical of new funds), a situation that did not allow us to fully participate in or diversify into markets to the extent that we would have ideally wanted.

     Sector Allocations

     The Fund's sector exposures approximated those of the MSCI EAFE Index. In seeking value through stock selection, the Fund modestly overweights and underweights industries relative to the benchmark. In particular, the Fund had underweight positions in the energy and consumer goods sectors and overweight positions in multi-industry, capital equipment and materials sectors. These differences are an outcome of the Fund's bottom-up stock selection process, not from economic forecasts for specific sectors. We intend to maintain a balanced approach by considering all of our investment themes (Value, Momentum and Risk) when making investment decisions.

     Portfolio Outlook

     The Fund's investment approach is objective, disciplined and risk-controlled. As mentioned previously, stock selection focuses on three themes: Value, Momentum and Risk. The strategy has a preference for Value, meaning that stocks that are inexpensive relative to various measures of fundamentals are preferred to those that are expensive on the same measures. Examples of these include Merck (Germany) and Suez-Lyonnaise des Eau (France). Stocks with strong Momentum characteristics, such as Abbey National (United Kingdom)and Aegon (Netherlands) are preferred to stocks with poor Momentum characteristics, while less risky stocks are preferred to more risky stocks (we measure risk by evaluating both company-specific risk -- excluding market risk -- and earnings risk). Over time we expect that adhering to these themes will enable the Fund to outperform its benchmark.

     We thank you for your investment and look forward to your continued confidence.

     Sincerely,

     /s/ Robert C. Jones        /s/ Kent A. Clark      /s/ Victor H. Pinter

     Robert C. Jones            Kent A. Clark          Victor H. Pinter
     Portfolio Manager,         Portfolio Manager,     Portfolio Manager,
     CORE International         CORE International     CORE International
     Equity Fund                Equity Fund            Equity Fund

     February 27, 1998

PERFORMANCE OVERVIEW

The Goldman Sachs CORE International Equity Fund seeks long-term capital appreciation, primarily through equity securities of large-cap companies that are organized or whose securities are principally traded outside the United States.


================================================================================
                      CORE INTERNATIONAL INVESTMENT PROCESS
                     (Computer Optimized, Research Enhanced)
================================================================================


                               -------------------
                                    Forecast
                                     Returns

                                        1
                               -------------------


o    Countries, currencies and individual stocks.

o    Common investment themes (Value, Momentum and Risk).

                                       \/

                               -------------------
                               Construct Efficient
                                   Portfolios

                                        2
                               -------------------

     o    Maximize expected return for a given level of risk.

     o Determine optimal country weights using equity market and currency return forecasts.

     o Construct a portfolio using stock return forecasts and optimal country weights.

     o Mirror benchmark exposures to common risk factors (style and industries).

                                       \/

                               -------------------
                                Monitor Holdings
                                 and Performance

                                        3
                               -------------------

     o    Continually review return forecasts and portfolio risk.

     o    Adjust positions as needed.

     o    Verify sources of value added.

--------------------------------------------------------------------------------

                                             GOLDMAN SACHS CORE U.S. EQUITY FUND
Performance Summary
January 31, 1998
 The following graph shows the value as of January 31, 1998, of a $10,000 in-vestment made (with the maximum sales charge of 5.5% in Class A shares) on May 24, 1991. For comparative purposes, the performance of the Fund's bench-mark (the Standard and Poor's 500 Index ("S&P 500 Index")) is shown. This performance data represents past performance and should not be considered in-dicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of Class B, Class C, Institutional and Service shares will vary from Class A due to differences in fees and loads.

 CORE U.S. EQUITY FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED MAY 24, 1991 TO JANUARY 31, 1998

                             [GRAPH APPEARS HERE]

                            Core U.S. Equity Fund
                                 (Class A)             S&P 500
05/24/1991                          9450                10000
                                    9626                10377
                                    9099                 9902
Jul-91                              9586                10363
                                    9860                10609
                                    9726                10431
                                    9586                10571
                                    9273                10145
                                   10384                11306
Jan-92                             10116                11095
                                   10237                11239
                                    9894                11020
                                   10069                11343
                                   10055                11399
                                    9632                11229
Jul-92                              9847                11688
                                    9625                11449
                                    9773                11583
                                    9827                11623
                                   10277                12019
                                   10381                12167
Jan-93                             10551                12268
                                   10606                12436
                                   10960                12698
                                   10462                12391
                                   10653                12722
                                   10824                12760
Jul-93                             10701                12708
                                   11103                13191
                                   11180                13089
                                   11517                13360
                                   11306                13233
                                   11705                13393
Jan-94                             12147                13848
                                   11979                13472
                                   11438                12885
                                   11735                13050
                                   11720                13264
                                   11461                12939
Jul-94                             11933                13364
                                   12315                13912
                                   11969                13572
                                   12227                13878
                                   11734                13372
                                   11857                13570
Jan-95                             12013                13922
                                   12465                14465
                                   12811                14893
                                   13312                15331
                                   13855                15944
                                   14266                16314
Jul-95                             14833                16855
                                   14883                16898
                                   15474                17611
                                   15358                17547
                                   15878                18318
                                   16035                18671
Jan-96                             16654                19306
                                   16933                19486
                                   17111                19673
                                   17314                19962
                                   17704                20477
                                   17746                20555
Jul-96                             16882                19646
                                   17179                20061
                                   17973                21190
                                   18544                21775
                                   19865                23421
                                   19462                22957
Jan-97                             20620                24392
                                   20682                24583
                                   19904                23573
                                   21053                24978
                                   22203                26499
                                   23220                27686
Jul-97                             25174                29890
                                   23971                28216
                                   25237                29762
                                   24239                28768
                                   25077                30100
                                   25651                30618
Jan-98                             25767                30957



                                       SINCE INCEPTION    FIVE YEARS ONE YEAR
  AVERAGE ANNUAL TOTAL RETURN THROUGH JANUARY 31, 1998
  CLASS A (COMMENCED MAY 24, 1991)
  Excluding sales charges                       16.15%        19.54%   24.96%
  Including sales charges                       15.18%        18.20%   18.07%
 ----------------------------------------------------------------------------
  CLASS B (COMMENCED MAY 1, 1996)
  Excluding redemption charges                  24.71%           n/a   24.28%
  Including redemption charges                  22.49%           n/a   18.81%
 ----------------------------------------------------------------------------
  CLASS C (COMMENCED AUGUST 15,
  1997)(A)
  Excluding redemption charges                   4.85%(a)        n/a      n/a
  Including redemption charges                   3.80%           n/a      n/a
 ----------------------------------------------------------------------------
  INSTITUTIONAL CLASS (COMMENCED JUNE
  15, 1995)                                     27.17%           n/a   25.76%
 ----------------------------------------------------------------------------
  SERVICE CLASS (COMMENCED JUNE 7,
  1996)                                         25.18%           n/a   25.11%
 ----------------------------------------------------------------------------

 (a) Represents aggregate total return since the class has not been in opera-tion for a full 12 months.

GOLDMAN SACHS CORE U.S. EQUITY FUND
Statement of Investments
January 31, 1998


  SHARES  DESCRIPTION                          VALUE

 COMMON STOCKS - 98.4%
  AEROSPACE & DEFENSE - 1.3%
  73,800  Allied-Signal, Inc.            $  2,873,588
  112,000 Coltec Industries, Inc.*          2,618,000
  42,600  United Technologies Corp.         3,477,225
                                         ------------
                                            8,968,813
 ----------------------------------------------------
  AGRICULTURE/HEAVY EQUIPMENT - 1.6%
  149,500 Caterpillar, Inc.                 7,176,000
  73,700  Deere & Co.                       3,887,675
                                         ------------
                                           11,063,675
 ----------------------------------------------------
  AIRLINES - 1.2%
  51,700  America West Holdings Corp.*      1,127,706
  23,400  AMR Corp.*                        2,954,250
  36,600  Delta Air Lines, Inc.             4,176,975
                                         ------------
                                            8,258,931
 ----------------------------------------------------
  APPAREL & TEXTILES - 0.6%
  70,700  Intimate Brands, Inc.             1,789,594
  48,000  Jones Apparel Group, Inc.*        2,088,000
                                         ------------
                                            3,877,594
 ----------------------------------------------------
  APPLIANCES - 0.3%
  49,000  Sunbeam Corp.                     1,858,938
 ----------------------------------------------------
  AUTO/VEHICLE - 3.2%
  234,600 Ford Motor Co.                   11,964,600
  164,600 General Motors Corp.              9,536,513
                                         ------------
                                           21,501,113
 ----------------------------------------------------
  AUTOPARTS - 0.2%
  31,900  Federal-Mogul Corp.               1,435,500
 ----------------------------------------------------
  BANKS - 6.5%
  47,100  Bank of New York, Inc.            2,552,231
  91,000  BankAmerica Corp.                 6,466,688
  61,600  Chase Manhattan Corp.             6,602,750
  25,200  Citicorp                          2,998,800
  25,400  Comerica, Inc.                    2,397,125
  33,600  First Chicago Nbd Corp.           2,507,400
  97,100  First Union Corp.                 4,666,869
  168,763 Nationsbank Corp.                10,125,750
  27,800  US Bancorp.                       3,044,100
  7,600   Wells Fargo & Co.                 2,348,400
                                         ------------
                                           43,710,113
 ----------------------------------------------------
  BUSINESS SERVICES - 0.7%
  47,300  Automatic Data Processing         2,829,131
  71,400  Interim Services Inc.*            1,704,675
                                         ------------
                                            4,533,806
 ----------------------------------------------------

  SHARES  DESCRIPTION                                     VALUE

 COMMON STOCKS - (CONTINUED)
  CHEMICAL PRODUCTS - 2.3%
  77,600  Crompton & Knowles Corp.                  $  2,221,300
  45,100  Dow Chemical Co.                             4,059,000
  77,300  Du Pont (EI) De Nemours & Co.                4,377,113
  81,300  IMC Global, Inc.                             2,621,925
  87,100  Solutia, Inc.                                2,433,356
                                                    ------------
                                                      15,712,694
 ---------------------------------------------------------------
  COMPUTER SOFTWARE - 1.5%
  68,900  Microsoft Corp.*                            10,279,001
 ---------------------------------------------------------------
  COMPUTERS AND BUSINESS EQUIPMENT - 2.2%
  61,700  Sundstrand Corp.                             3,358,794
  111,600 Unisys Corp.*                                1,841,400
  123,300 Xerox Corp.                                  9,910,238
                                                    ------------
                                                      15,110,432
 ---------------------------------------------------------------
  CONGLOMERATES - 0.8%
  39,910  Raytheon Co.*                                2,040,402
  36,200  Textron, Inc.                                2,165,213
  33,000  Tyco International Ltd.                      1,464,375
                                                    ------------
                                                       5,669,990
 ---------------------------------------------------------------
  CONSUMER STAPLES - 2.1%
  42,700  Gillette Co.                                 4,216,625
  126,200 Procter & Gamble Co.                         9,890,925
                                                    ------------
                                                      14,107,550
 ---------------------------------------------------------------
  ELECTRONICS & OTHER ELECTRICAL EQUIPMENT - 5.1%
  157,400 General Motors Corp. Class H                 5,449,975
  39,900  Arrow Electronics, Inc.*                     1,291,763
  328,100 General Electric Co.                        25,427,750
  32,800  Motorola, Inc.                               1,949,550
                                                    ------------
                                                      34,119,038
 ---------------------------------------------------------------
  ENTERPRISE SYSTEMS - 2.2%
  133,000 Compaq Computer Corp.                        3,998,313
  51,700  Hewlett-Packard Co.                          3,102,000
  77,500  International Business Machines, Inc.        7,648,281
                                                    ------------
                                                      14,748,594
 ---------------------------------------------------------------
  ENTERTAINMENT AND LEISURE - 0.9%
  53,842  Walt Disney Co.                              5,737,538
 ---------------------------------------------------------------
  FINANCIAL SERVICES - 4.1%
  58,700  American Express Co.                         4,912,456
  77,100  Case Corp.                                   4,495,894
  135,600 Federal National Mortgage Association        8,373,300
  30,900  Hartford Financial Services Group, Inc.      2,781,000
  109,899 The Travelers Group, Inc.                    5,440,001
                                                    ------------
                                                      26,002,651
 ---------------------------------------------------------------

14  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                             GOLDMAN SACHS CORE U.S. EQUITY FUND


  SHARES  DESCRIPTION                                 VALUE

 COMMON STOCKS - (CONTINUED)
  FOOD & BEVERAGES - 5.1%
  254,000 Archer Daniels Midland Co.            $  5,349,875
  65,000  Campbell Soup Co.                        3,477,500
  136,300 Coca Cola Co.                            8,825,425
  39,500  Dean Foods Co.                           2,266,313
  113,200 Interstate Bakeries Corp.                3,933,700
  113,100 Pepsico, Inc.                            4,078,669
  32,400  Sara Lee Corp.                           1,767,825
  79,900  Unilever N V                             4,559,294
                                                ------------
                                                  34,258,601
 -----------------------------------------------------------
  FOREST PRODUCTS - 1.1%
  80,100  Champion International Corp.             4,100,119
  65,500  International Paper Co.                  2,992,531
                                                ------------
                                                   7,092,650
 -----------------------------------------------------------
  GREETING CARDS - 0.4%
  58,200  American Greetings Corp.                 2,520,788
 -----------------------------------------------------------
  HEALTH AND BEAUTY AIDS - 1.0%
  31,900  Alberto Culver Co. Class B                 945,038
  85,700  Johnson & Johnson Co.                    5,736,544
                                                ------------
                                                   6,681,582
 -----------------------------------------------------------
  HEALTHCARE MANAGEMENT - 2.3%
  40,200  Cardinal Health, Inc.                    3,112,988
  120,800 Columbia/HCA Healthcare Corp.            3,020,000
  41,100  Lincare Holdings, Inc.*                  2,512,238
  113,300 Tenet Healthcare Corp.*                  3,908,850
  64,100  Wellpoint Health Networks, Inc.*         3,140,900
                                                ------------
                                                  15,694,976
 -----------------------------------------------------------
  HOTELS & RESTAURANTS - 0.2%
  61,410  Tricon Global Restaurants, Inc.*         1,673,423
 -----------------------------------------------------------
  INDUSTRIAL MACHINERY - 0.4%
  46,600  Cummins-Engine, Inc.                     2,493,100
 -----------------------------------------------------------
  INSURANCE - 3.8%
  50,698  Aegon N V American                       4,803,636
  25,356  Allstate Corp.                           2,244,006
  98,875  American International Group, Inc.      10,907,148
  38,000  Conseco, Inc.                            1,738,500
  54,500  Everest Reinsurance Holdings             2,064,188
  25,800  MBIA, Inc.                               1,670,550
  35,600  Protective Life Corp.                    2,236,125
                                                ------------
                                                  25,664,153
 -----------------------------------------------------------
  INSURANCE-LIFE - 0.1%
  13,100  American Financial Group, Inc.             493,706
 -----------------------------------------------------------
  INSURANCE-PROPERTY & CASUALTY - 0.4%
  61,800  Travelers Property & Casualty Corp.      2,580,150
 -----------------------------------------------------------

  SHARES  DESCRIPTION                           VALUE

 COMMON STOCKS - (CONTINUED)
  MEDIA/ENTERTAINMENT - 0.3%
  82,300  Tele-Communications, Inc.*      $  2,304,400
 -----------------------------------------------------
  MISCELLANEOUS - 0.8%
  84,000  Beverly Enterprises, Inc.*         1,165,500
  145,500 Endesa SA ADR                      2,791,781
  44,700  Fred Meyer, Inc.*                  1,648,313
                                          ------------
                                             5,605,594
 -----------------------------------------------------
  OFFICE FURNISHINGS & SUPPLIES - 1.0%
  56,300  Avery Dennison Corporation         2,526,463
  69,700  Miller Herman Inc.                 4,033,888
                                          ------------
                                             6,560,351
 -----------------------------------------------------
  OIL-INTERNATIONAL - 5.8%
  21,600  Amoco Corp.                        1,757,700
  234,100 Exxon Corp.                       13,885,056
  94,600  Mobil Corp.                        6,444,625
  199,800 Royal Dutch Petroleum             10,239,750
  77,300  Shell Transport & Trading PLC      3,130,650
  66,300  Texaco, Inc.                       3,451,744
                                          ------------
                                            38,909,525
 -----------------------------------------------------
  OIL & GAS - 1.8%
  16,900  Ashland, Inc.                        891,475
  78,400  Phillips Petroleum Co.             3,449,600
  91,100  Sun Company, Inc.                  3,530,125
  45,700  Tenneco, Inc.                      1,853,706
  76,300  USX-Marathon Group, Inc.           2,560,819
                                          ------------
                                            12,285,725
 -----------------------------------------------------
  OIL & GAS-REFINING AND MARKETING -
  0.1%
  30,200  Valero Energy Corp.                  953,188
 -----------------------------------------------------
  OIL & GAS EXPLORATION - 0.3%
  38,200  BJ Services Co.*                   2,313,488
 -----------------------------------------------------
  OIL & GAS SERVICES - 0.9%
  46,900  Camco International, Inc.          2,564,844
  64,800  Ensco International, Inc.          1,757,700
  55,500  Helmerich & Payne, Inc.            1,418,719
                                          ------------
                                             5,741,263
 -----------------------------------------------------
  PHARMACEUTICALS - 7.3%
  65,700  Abbott Laboratories                4,652,381
  50,700  American Home Products Corp.       4,838,681
  57,900  Bergen Brunswig Corp.              2,638,069
  104,200 Bristol Myers Squibb Co.          10,387,438
  60,800  Eli Lilly & Co.                    4,104,000
  84,300  Merck & Co.                        9,884,175
  81,200  Mylan Labs, Inc.                   1,456,525
  56,200  Pfizer, Inc.                       4,604,888
  62,000  Schering-Plough Corp.              4,487,250
  12,800  Warner Lambert Co.                 1,926,400
                                          ------------
                                            48,979,807
 -----------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    15

GOLDMAN SACHS CORE U.S. EQUITY FUND
Statement of Investments
January 31, 1998


  SHARES  DESCRIPTION                                         VALUE

 COMMON STOCKS - (CONTINUED)
  PUBLISHING - 1.1%
  190,400 Dun & Bradstreet Corp.                        $  6,069,000
  35,400  Meredith Corp.                                   1,387,238
                                                        ------------
                                                           7,456,238
 -------------------------------------------------------------------
  RAILROADS - 0.2%
  32,000  Trinity Industries, Inc.                         1,448,000
 -------------------------------------------------------------------
  RETAIL - 5.8%
  163,600 Best Buy Co., Inc.*                              8,282,250
  34,216  Consolidated Stores Corp.*                       1,407,133
  105,700 Dayton Hudson Corp.                              7,603,794
  77,500  Dillards Inc.                                    2,722,188
  118,200 Federated Department Stores, Inc.*               5,008,725
  87,000  Pier 1 Imports, Inc.                             2,033,625
  101,100 Ross Stores, Inc.                                3,285,750
  94,100  TJX Companies, Inc.                              3,187,638
  151,200 Wal Mart Stores, Inc.                            6,029,100
                                                        ------------
                                                          39,560,203
 -------------------------------------------------------------------
  SAVINGS & LOAN - 0.8%
  91,900  H.F. Ahmanson & Co.                              5,358,919
 -------------------------------------------------------------------
  SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES - 2.6%
  55,100  Lehman Brothers Holdings, Inc.                   2,992,619
  124,800 Merrill Lynch Co., Inc.                          7,878,000
  114,900 Morgan Stanley, Dean Witter, Discover & Co.      6,707,288
  54,000  PaineWebber Group, Inc.                          1,717,875
                                                        ------------
                                                          19,295,782
 -------------------------------------------------------------------
  SEMICONDUCTORS - 1.4%
  32,000  Dallas Semiconductor Corp.                       1,512,000
  96,200  Intel Corp.                                      7,792,200
                                                        ------------
                                                           9,304,200
 -------------------------------------------------------------------
  STEEL - 0.8%
  68,000  AK Steel Holding Corp.                           1,215,500
  247,400 Bethlehem Steel Corp.*                           2,443,075
  71,500  British Steel PLC ADR                            1,595,344
                                                        ------------
                                                           5,253,919
 -------------------------------------------------------------------
  SUPERMARKETS - 1.6%
  41,200  Albertson's, Inc.                                1,964,725
  109,400 Kroger Co.*                                      4,280,275
  66,867  Safeway, Inc.*                                   4,442,476
                                                        ------------
                                                          10,687,476
 -------------------------------------------------------------------

  SHARES  DESCRIPTION                            VALUE

 COMMON STOCKS - (CONTINUED)
  TELECOMMUNICATIONS - 5.7%
  105,200 Ameritech Corp.                  $  4,517,025
  162,000 AT&T Corp.                         10,145,250
  48,700  Bellsouth Corp.                     2,949,394
  185,700 GTE Corp.                          10,132,256
  100,100 MCI Communications Corp.            4,648,394
  51,200  Sprint Corp.                        3,040,000
  87,500  Worldcom, Inc.*                     3,133,594
                                           ------------
                                             38,565,913
 ------------------------------------------------------
  TELECOMMUNICATIONS SERVICES - 1.0%
  125,000 Telecom Argentina ADR               3,921,875
  80,400  Valassis Communications, Inc.*      2,773,800
                                           ------------
                                              6,695,675
 ------------------------------------------------------
  TIRE & OTHER RELATED RUBBER PRODUCTS -
  0.3%
  29,100  Goodyear Tire & Rubber Co.          1,822,388
 ------------------------------------------------------
  TOBACCO - 2.0%
  271,200 Philip Morris Co., Inc.            11,254,800
  75,600  RJR Nabisco Holdings Corp.          2,381,400
                                           ------------
                                             13,636,200
 ------------------------------------------------------
  TRUCKING - 0.5%
  22,100  Airborne Freight Corp.              1,571,863
  58,800  Ryder System, Inc.                  1,969,800
                                           ------------
                                              3,541,663
 ------------------------------------------------------
  TRUCKING & LOGISTICS - 0.4%
  45,900  FDX Corp.*                          2,986,369
 ------------------------------------------------------
  UTILITIES - 4.3%
  25,400  Aptargroup, Inc.                    1,295,400
  51,400  Cinergy Corp.                       1,773,300
  45,300  Columbia Energy Group               3,437,138
  95,200  Dominion Resources, Inc.            3,796,100
  26,200  DQE Inc.                              856,413
  74,900  Duke Energy Corp.                   4,058,644
  126,200 Edison International                3,391,625
  46,800  FPL Group, Inc.                     2,685,150
  91,000  Texas Utilities Co.                 3,742,375
  126,100 Unicom Corp.                        3,909,100
                                           ------------
                                             28,945,245
 ------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $514,222,914)                      $664,060,631
 ------------------------------------------------------

16  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                             GOLDMAN SACHS CORE U.S. EQUITY FUND

  PRINCIPAL
  AMOUNT     DESCRIPTION                                                VALUE

 U.S. TREASURY OBLIGATIONS - 0.1%
  $ 980,000  U.S. Treasury Bills 5.12% - 5.16%, 02/05/98 -
             02/12/98(b)                                          $    978,512
 -----------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (COST $978,512)                                                 $    978,512
 -----------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 0.8%
  $5,300,000 Joint Repurchase Agreement Account 5.64%, 02/02/98
             (b)                                                  $  5,300,000
 -----------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $5,300,000)                                               $  5,300,000
 -----------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $520,501,426) (A)                                         $670,339,143
 -----------------------------------------------------------------------------

 ---------

 FEDERAL INCOME TAX INFORMATION:
  Gross
  unrealized gain
  for investments
  in which value
  exceeds cost    $158,475,782
  Gross
  unrealized loss
  for investments
  in which cost
  exceeds value     (8,650,138)
 ------------------------------
  Net unrealized
  gain            $149,825,644
 ------------------------------

 Futures contracts open at January 31, 1998 are as follows:

                 Number of
                 Contracts Settlement Unrealized
      Type       Long (c)    Month       Gain
  -------------  --------- ---------- ----------
  S&P 500 Index      22    March 1998  $82,636
 -----------------------------------------------

 * Non-income producing security.
 (a) The aggregate cost for federal income tax purposes is $520,513,499.
 (b) Portion of this security is being segregated as collateral for futures contracts.
 (c) Each S&P 500 Stock Index represents 250 X index value at time of purchase in notional par value. The total net notional amount and market value at risk are $5,350,264 and $5,432,900, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.   17

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
Performance Summary
January 31, 1998
 The following graph shows the value as of January 31, 1998, of a $10,000 in-vestment made (with the maximum sales charge of 5.5% and redemption charges of 5.0% for Class A and B, respectively and at NAV for the Institutional and Service Classes) on May 1, 1997. For comparative purposes, the performance of the Fund's benchmark (Russell 1000 Growth Index) is shown. All performance data shown represents past performance and should not be considered indica-tive of future performance which will fluctuate with changes in market condi-tions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

 CORE LARGE CAP GROWTH FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED MAY 1, 1997 TO JANUARY 31, 1998.

                             [GRAPH APPEARS HERE]


                  Core Large Cap                                Core Large Cap           Core Large Cap          Core Large Cap
                   Growth Fund         Russell 1000               Growth Fund              Growth Fund             Growth Fund
                    (Class A)          Growth Index                 Class B            Institutional Class        Service Class
05/01/1997              9450                10000                     10000                   10000                    10000
May-97                  9972                10722                     10540                   10550                    10550
Jun-97                 10425                11151                     11020                   11040                    11030
Jul-97                 11295                12137                     11940                   11950                    11940
Aug-97                 10983                11427                     11610                   11630                    11610
Sep-97                 11474                11989                     12120                   12150                    12120
Oct-97                 11096                11545                     11700                   11750                    11720
Nov-97                 11342                12036                     11960                   12020                    11970
Dec-97                 11485                12171                     12109                   12172                    12129
Jan-98                 11700                12535                     11809                   12389                    12356


                            SINCE INCEPTION
  AGGREGATE TOTAL RETURN THROUGH JANUARY 31, 1998
  CLASS A (COMMENCED MAY 1, 1997)
  Excluding sales charges            23.79%
  Including sales charges            17.00%
 --------------------------------------------------
  CLASS B (COMMENCED MAY 1, 1997)
  Excluding redemption charges       23.26%
  Including redemption charges       18.09%
 --------------------------------------------------
  CLASS C (COMMENCED AUGUST 15, 1997)
  Excluding redemption charges        4.56%
  Including redemption charges        3.53%
 --------------------------------------------------
  INSTITUTIONAL CLASS
  (COMMENCED MAY 1, 1997)            23.89%
 --------------------------------------------------
  SERVICE CLASS (COMMENCED
  MAY 1, 1997)                       23.56%
 --------------------------------------------------

                                       GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
Statement of Investments
January 31, 1998

  SHARES DESCRIPTION                           VALUE
 COMMON STOCKS - 94.1%
  ADVERTISING/MARKETING - 0.6%
  12,500 Valassis Communications, Inc.*   $   431,250
 ----------------------------------------------------
  AEROSPACE & DEFENSE - 1.0%
  19,400 Coltec Industries, Inc.*             453,475
  10,000 Gulfstream Aerospace Corp.*          340,645
                                          -----------
                                              794,120
 ----------------------------------------------------
  AGRICULTURE/HEAVY EQUIPMENT - 1.5%
  13,600 Caterpillar, Inc.                    652,800
  8,600  Dover Corp.                          292,938
  7,000  New Holland NV                       176,313
                                          -----------
                                            1,122,051
 ----------------------------------------------------
  AIRLINES - 2.0%
  9,700  America West Holdings Corp.*         211,581
  4,500  Delta Air Lines, Inc.                513,563
  9,000  UAL Corp.*                           799,875
                                          -----------
                                            1,525,019
 ----------------------------------------------------
  APPAREL & TEXTILES - 1.2%
  20,600 Footstar, Inc.*                      551,050
  8,600  Jones Apparel Group, Inc.*           374,100
                                          -----------
                                              925,150
 ----------------------------------------------------
  APPLIANCES - 0.4%
  8,500  Sunbeam Corp.                        322,469
 ----------------------------------------------------
  AUTO/VEHICLE - 0.8%
  3,500  Ford Motor Co.                       178,500
  7,400  General Motors Corp.                 428,738
                                          -----------
                                              607,238
 ----------------------------------------------------
  AUTOPARTS - 0.2%
  3,600  Federal-Mogul Corp.                  162,000
 ----------------------------------------------------
  BANKS - 0.6%
  3,500  BankAmerica Corp.                    248,719
  3,400  Nationsbank Corp.                    204,000
                                          -----------
                                              452,719
 ----------------------------------------------------
  BUSINESS SERVICES - 0.4%
  11,500 Interim Services, Inc.*              274,563
  7,200  Medaphis Corp.*                       57,375
                                          -----------
                                              331,938
 ----------------------------------------------------
  CHEMICAL PRODUCTS - 1.2%
  3,200  Dow Chemical Co.                     288,000
  14,600 Solutia, Inc.                        407,888
  14,300 Wellman, Inc.                        256,506
                                          -----------
                                              952,394
 ----------------------------------------------------

  SHARES DESCRIPTION                                  VALUE
 COMMON STOCKS - (CONTINUED)
  COMPUTER PERIPHERALS - 0.3%
  8,400  Banctec, Inc.*                          $   214,725
 -----------------------------------------------------------
  COMPUTER SOFTWARE & SERVICES - 4.5%
  18,300 Cadence Design System, Inc.*                512,400
  4,800  Computer Associates International           255,300
  9,100  Electronic Data Systems Corp.               378,788
  15,600 Microsoft Corp.*                          2,327,325
                                                 -----------
                                                   3,473,813
 -----------------------------------------------------------
  COMPUTERS AND BUSINESS EQUIPMENT - 2.2%
  13,200 Ingram Micro, Inc.*                         367,950
  14,200 Tech Data Corp.*                            601,725
  16,000 Unisys Corp.*                               264,000
  5,900  Xerox Corp.                                 474,213
                                                 -----------
                                                   1,707,888
 -----------------------------------------------------------
  CONGLOMERATES - 0.4%
  7,500  Tyco International Ltd.                     332,813
 -----------------------------------------------------------
  CONSTRUCTION/ENVIRONMENTAL SERVICES - 1.3%
  9,800  ACX Technologies, Inc.*                     227,850
  19,300 Hanson PLC ADR                              429,425
  6,800  USG Corp.*                                  357,850
                                                 -----------
                                                   1,015,125
 -----------------------------------------------------------
  CONSUMER STAPLES - 3.4%
  7,500  Corning, Inc.                               255,000
  11,300 Gillette Co.                              1,115,875
  16,100 Procter & Gamble Co.                      1,261,838
                                                 -----------
                                                   2,632,713
 -----------------------------------------------------------
  ELECTRONICS & OTHER ELECTRICAL EQUIPMENT - 5.1%
  21,000 General Motors Corp. Class H                727,125
  10,500 Arrow Electronics, Inc.*                    339,938
  3,300  Avid Technology, Inc.*                       96,113
  26,700 General Electric Co.                      2,069,250
  7,300  Motorola, Inc.                              433,894
  4,200  Tellabs, Inc.*                              214,988
                                                 -----------
                                                   3,881,308
 -----------------------------------------------------------
  ENTERPRISE SYSTEMS - 2.7%
  28,600 Compaq Computer Corp.                       859,706
  8,200  Hewlett-Packard Co.                         492,000
  2,600  International Business Machines, Inc.       256,588
  9,400  Sun Microsystems, Inc.*                     450,613
                                                 -----------
                                                   2,058,907
 -----------------------------------------------------------
  ENTERTAINMENT & LEISURE - 2.4%
  9,500  Carnival Corp.                              530,219
  11,300 Walt Disney Co.                           1,204,156
                                                 -----------
                                                   1,734,375
 -----------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.   19

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
Statement of Investments
January 31, 1998

  SHARES DESCRIPTION                                VALUE
 COMMON STOCKS - (CONTINUED)
  EXPRESS DELIVERY - 0.2%
  2,800  Federal Express Corp.*                $   182,175
 ---------------------------------------------------------
  FINANCIAL SERVICES - 0.6%
  5,700  American Express Co.                      477,019
 ---------------------------------------------------------
  FOOD & BEVERAGES - 2.6%
  17,100 Archer Daniels Midland Co.                360,169
  19,500 Coca Cola Co.                           1,262,625
  9,600  Interstate Bakeries Corp.                 333,600
                                               -----------
                                                 1,956,394
 ---------------------------------------------------------
  FOREST PRODUCTS - 0.6%
  5,600  Aracruz Celulose S.A. ADR                  78,400
  7,900  Champion International Corp.              404,381
                                               -----------
                                                   482,781
 ---------------------------------------------------------
  HEALTH AND BEAUTY AIDS - 1.2%
  10,100 Alberto Culver Co. Class B                299,213
  9,800  Johnson & Johnson                         655,988
                                               -----------
                                                   955,201
 ---------------------------------------------------------
  HEALTHCARE MANAGEMENT - 3.7%
  33,600 Beverly Enterprises, Inc.*                466,200
  18,500 Biomet, Inc.                              529,563
  29,100 Columbia/HCA Healthcare Corp.             727,500
  3,400  Lincare Holdings, Inc.*                   207,840
  12,500 Tenet Healthcare Corp.*                   431,250
  9,500  Wellpoint Health Networks, Inc.*          465,500
                                               -----------
                                                 2,827,853
 ---------------------------------------------------------
  INDUSTRIAL MACHINERY - 0.3%
  3,300  Kennametal, Inc.                          162,319
  1,900  Tecumseh Products Co.                      90,725
                                               -----------
                                                   253,044
 ---------------------------------------------------------
  INSURANCE - 0.5%
  2,200  AMBAC Financial Group, Inc.               104,638
  6,000  Conseco, Inc.                             274,500
                                               -----------
                                                   379,138
 ---------------------------------------------------------
  INSURANCE-LIFE - 3.1%
  4,200  Protective Life Corp.                     263,813
  3,750  Sunamerica, Inc.                          150,703
  38,038 The Travelers Group, Inc.               1,882,881
                                               -----------
                                                 2,297,397
 ---------------------------------------------------------
  INSURANCE-PROPERTY & CASUALTY - 3.4%
  18,900 American International Group, Inc.      2,084,906
  10,200 Travelers Property & Casualty Corp.       425,850
                                               -----------
                                                 2,510,756
 ---------------------------------------------------------

  SHARES DESCRIPTION                                  VALUE
 COMMON STOCKS - (CONTINUED)
  OFFICE FURNISHINGS & SUPPLIES - 1.0%
  7,300  Avery Dennison Corp.                    $   327,588
  2,900  Herman Miller, Inc.                         167,838
  9,300  Ikon Office Solutions, Inc.                 292,950
                                                 -----------
                                                     788,376
 -----------------------------------------------------------
  OIL & GAS - 0.5%
  9,500  Sun Company, Inc.                           368,125
 -----------------------------------------------------------
  OIL & GAS EXPLORATION - 0.2%
  16,800 Santa Fe Energy Resources, Inc.*            176,400
 -----------------------------------------------------------
  OIL & GAS SERVICES - 2.0%
  9,100  Camco International, Inc.                   497,656
  19,300 Ensco International, Inc.                   523,513
  7,400  Global Marine, Inc.*                        169,738
  8,800  Marine Drilling Companies, Inc.*            158,400
  3,600  Norsk Hydro A/S ADR                         162,000
                                                 -----------
                                                   1,511,307
 -----------------------------------------------------------
  PHARMACEUTICALS - 9.5%
  19,700 Abbott Laboratories                       1,395,006
  5,400  American Home Products Corp.                515,363
  15,100 Bergen Brunswig Corp.                       687,998
  6,900  Eli Lilly & Co.                             465,750
  6,500  Guidant Corp.                               417,625
  4,700  Merck & Co.                                 551,075
  18,600 Mylan Labs, Inc.                            333,638
  18,400 Pfizer, Inc.                              1,507,650
  10,100 Schering-Plough Corp.                       730,988
  4,500  Warner Lambert Co.                          677,250
                                                 -----------
                                                   7,282,343
 -----------------------------------------------------------
  PUBLISHING - 1.1%
  27,300 Dun & Bradstreet Corp.                      870,188
 -----------------------------------------------------------
  RAILROADS - 0.7%
  8,900  Kansas City Southern Industries, Inc.       266,444
  6,300  Trinity Industries, Inc.                    285,075
                                                 -----------
                                                     551,519
 -----------------------------------------------------------
  RECREATIONAL PRODUCTS - 0.5%
  8,700  Mattel, Inc.                                352,350
 -----------------------------------------------------------
  RETAIL - 12.0%
  30,200 Best Buy Co., Inc.*                       1,528,875
  5,259  CVS Corp.                                   344,793
  29,400 Dayton Hudson Corp.                       2,114,963
  9,600  Ethan Allen Interiors, Inc.                 459,600
  13,400 Federated Department Stores, Inc.*          567,825
  14,750 Fred Meyer, Inc.*                           543,906
  19,300 Pier 1 Imports, Inc.                        451,138
  13,300 Proffitt's, Inc.*                           390,688
  22,600 Ross Stores, Inc.                           734,500
  7,950  The Gap, Inc.                               310,547
 -----------------------------------------------------------

20  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

  SHARES DESCRIPTION                                        VALUE
 COMMON STOCKS - (CONTINUED)
  RETAIL - (CONTINUED)
  8,100  Tiffany & Co.                                 $   313,875
  14,100 TJX Companies, Inc.                               477,638
  12,600 Wal Mart Stores, Inc.                             502,425
  14,800 Zale Corp.*                                       362,600
                                                       -----------
                                                         9,103,373
 -----------------------------------------------------------------
  SAVINGS & LOAN - 1.1%
  29,900 Dime Bancorp., Inc.                               837,200
 -----------------------------------------------------------------
  SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES - 4.9%
  5,400  Donaldson, Lufkin & Jenrette, Inc.                379,688
  6,600  Lehman Brothers Holdings, Inc.                    358,463
  25,000 Merrill Lynch Co., Inc.                         1,578,125
  18,500 Morgan Stanley, Dean Witter, Discover & Co.     1,079,938
  12,700 PaineWebber Group, Inc.                           404,019
                                                       -----------
                                                         3,800,233
 -----------------------------------------------------------------
  SEMICONDUCTORS - 3.1%
  24,600 Intel Corp.                                     1,992,600
  12,700 National Semiconductor Corp.*                     357,188
                                                       -----------
                                                         2,349,788
 -----------------------------------------------------------------
  STEEL - 1.1%
  14,500 AK Steel Holding Corp.                            259,188
  51,500 Bethlehem Steel Corp.*                            508,563
  4,500  British Steel PLC ADR                             100,406
                                                       -----------
                                                           868,157
 -----------------------------------------------------------------
  SUPERMARKETS - 1.6%
  9,500  Kroger Co.*                                       371,688
  13,100 Safeway, Inc.*                                    870,331
                                                       -----------
                                                         1,242,019
 -----------------------------------------------------------------
  TELECOMMUNICATIONS - 2.6%
  16,200 GTE Corp.                                         883,913
  17,100 MCI Communications Corp.                          794,081
  10,500 Telecom Argentina ADR                             329,438
                                                       -----------
                                                         2,007,432
 -----------------------------------------------------------------
  TOBACCO - 2.5%
  32,900 Philip Morris Co., Inc.                         1,365,350
  16,400 RJR Nabisco Holdings Corp.                        516,600
                                                       -----------
                                                         1,881,950
 -----------------------------------------------------------------
  TRUCKING - 0.9%
  6,600  Hertz Corp.                                       264,000
  16,000 Navistar International Corp.*                     432,000
                                                       -----------
                                                           696,000
 -----------------------------------------------------------------

  SHARES     DESCRIPTION                                   VALUE
 COMMON STOCKS - (CONTINUED)
  UTILITIES - 0.4%
  4,200      Columbia Energy Group                    $   318,675
 ----------------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $66,994,976)                                  $72,005,208
 ----------------------------------------------------------------
  PRINCIPAL
  AMOUNT     DESCRIPTION
  U.S. TREASURY OBLIGATIONS - 0.3%
  $225,000   U.S. Treasury Bill,
             5.16%, 02/12/98(b)                       $   224,727
 ----------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (COST $224,727)                                     $   224,727
 ----------------------------------------------------------------
  REPURCHASE AGREEMENT - 2.8%
  $2,100,000 Joint Repurchase Agreement Account (b)
             5.64%, 02/02/98                          $ 2,100,000
 ----------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $2,100,000)                                   $ 2,100,000
 ----------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $69,319,703)(A)                               $74,329,935
 ----------------------------------------------------------------

 FEDERAL INCOME TAX INFORMATION:

  Gross
  unrealized gain
  for investments
  in which value
  exceeds cost    $ 6,357,270
  Gross
  unrealized loss
  for investments
  in which cost
  exceeds value    (1,431,894)
 -----------------------------
  Net unrealized
  gain            $ 4,925,376
 -----------------------------

 Futures contracts open at January 31, 1998 are as follows:

                          NUMBER OF
                          CONTRACTS                   SETTLEMENT                   UNREALIZED
      TYPE                 LONG(C)                      MONTH                         GAIN
 --------------------------------------------------------------------------------------------
  S&P 500 Index                8                      March 1998                     $9,042
 --------------------------------------------------------------------------------------------

 * Non-income producing security.
 (a) The aggregate cost for federal income tax purposes is $69,404,559.
 (b) Portion of this security is being segregated as collateral for futures contracts.
 (c) Each S&P 500 Stock Index represents 250 X index value at time of purchase in notional par value. The total net notional amount and market value at risk are $1,966,558 and $1,975,600, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of ac-tivity and not a measure of market risk.
 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.   21

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Performance Summary

January 31, 1998

 The following graph shows the value as of January 31, 1998, of a $10,000 in-vestment made (with the maximum sales charge of 5.5% per Class A and redemp-tion charges of 5.0% and 1.0% for Class B and C, respectively and at NAV for the Institutional and Service Classes) on August 15, 1997. For comparative purposes, the performance of the Fund's benchmark (Russell 2000 Growth Index) is shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their origi-nal cost. Performance of Class C shares will vary due to differences in fees and loads.

 CORE SMALL CAP EQUITY FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED AUGUST 15, 1997 TO JANUARY 31, 1998

                             [GRAPH APPEARS HERE]

                  CORE Small Cap                      CORE Small Cap  CORE Small Cap   CORE Small Cap       CORE Small Cap
                   Equity Fund                         Equity Fund      Equity Fund      Equity Fund          Equity Fund
                    (Class A)      Russell 2000 Index    Class B       Class C Fund  Institutional Class     Service Class
08/15/1997             9500               10000          10000               10000            10000               10000
Aug-97                 9707               10284          10260               10260            10270               10260
Sep-97                10340               11037          10940               10940            10950               10950
Oct-97                 9896               10552          10460               10460            10480               10480
Nov-97                 9849               10484          10400               10400            10430               10420
Dec-97                10206               10667          10767               10767            10807               10797
Jan-98                10054               10499          10105               10516            10657               10647


                            SINCE INCEPTION
  AGGREGATE TOTAL RETURN THROUGH JANUARY 31, 1998
  CLASS A (COMMENCED AUGUST 15, 1997)
  Excluding sales charges             6.37%
  Including sales charges             0.54%
 --------------------------------------------------
  CLASS B (COMMENCED AUGUST 15, 1997)
  Excluding redemption charges        6.07%
  Including redemption charges        1.05%
 --------------------------------------------------
  CLASS C (COMMENCED AUGUST 15, 1997)
  Excluding redemption charges        6.17%
  Including redemption charges        5.16%
 --------------------------------------------------
  INSTITUTIONAL CLASS
  (COMMENCED AUGUST 15, 1997)         6.57%
 --------------------------------------------------
  SERVICE CLASS (COMMENCED
  AUGUST 15, 1997)                    6.47%
 --------------------------------------------------

                                       GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
Statement of Investments
January 31, 1998

  SHARES DESCRIPTION                               VALUE
 COMMON STOCKS - 94.1%
  AEROSPACE & DEFENSE - 1.1%
  3,800  AAR Corp.                            $   172,900
  3,000  Alliant Techsystems, Inc.*               178,313
                                              -----------
                                                  351,213
 --------------------------------------------------------
  AGRICULTURE/HEAVY EQUIPMENT - 1.2%
  6,300  Allied Products Corp.                    145,688
  11,100 Terex Corp.*                             233,794
                                              -----------
                                                  379,482
 --------------------------------------------------------
  AIRLINES - 0.9%
  13,100 America West Holdings Corp.*             285,744
 --------------------------------------------------------
  ALCOHOLIC BEVERAGES - 0.8%
  4,300  Adolph Coors Co. Class B                 136,525
  16,700 The Boston Beer Co., Inc.*               132,556
                                              -----------
                                                  269,081
 --------------------------------------------------------
  APPARREL & TEXTILES - 1.2%
  8,200  Nautica Enterprises, Inc.*               229,600
  3,600  Oxford Industries, Inc.                  108,000
  2,550  Pacific Sunwear of California*            73,313
                                              -----------
                                                  410,913
 --------------------------------------------------------
  AUTO/VEHICLE - 0.6%
  3,700  Budget Group, Inc.*                      129,269
  3,800  Exide Corp.                               83,838
                                              -----------
                                                  213,107
 --------------------------------------------------------
  AUTOPARTS - 1.9%
  2,900  Arvin Industries, Inc.                   100,050
  13,200 Excel Industries, Inc.                   233,475
  6,200  Federal-Mogul Corp.                      279,000
                                              -----------
                                                  612,525
 --------------------------------------------------------
  BANKS - 4.7%
  12,400 CNB Bancshares, Inc.                     542,500
  4,200  Community Bank System, Inc.              130,461
  5,500  First Commonwealth Financial Corp.       168,438
  7,600  First Republic Bank Corp.*               238,925
  3,300  Onbancorp                                230,175
  3,700  Southwest Bancorp of Texas, Inc.*        129,269
  3,400  UST Corp.                                 85,000
                                              -----------
                                                1,524,768
 --------------------------------------------------------

  SHARES DESCRIPTION                                      VALUE
 COMMON STOCKS - (CONTINUED)
  BUSINESS SERVICES - 5.0%
  6,000  AC Nielsen Corp.*                           $   129,750
  12,400 American Business Information, Inc.*            155,000
  26,100 BA Merchant Services, Inc.*                     440,435
  2,900  Bowne & Co., Inc.                               106,394
  6,200  Commonwealth Telephone Enterprises, Inc.*       145,700
  5,000  Corestaff, Inc.*                                122,500
  5,800  Cort Business Services Corp.*                   222,938
  11,500 Interim Services, Inc.*                         274,563
  4,500  Medaphis Corp.*                                  35,859
                                                     -----------
                                                       1,633,139
 ---------------------------------------------------------------
  CHEMICAL PRODUCTS - 3.0%
  4,300  Albemarle Corp.                                  95,138
  4,400  Dexter Corp.                                    179,575
  10,200 The Scotts Co.*                                 321,938
  4,700  Waters Corp.*                                   216,788
  8,500  Wellman, Inc.                                   152,469
                                                     -----------
                                                         965,908
 ---------------------------------------------------------------
  COMMERCIAL PRODUCTS - 0.5%
  5,200  Knoll, Inc.*                                    160,225
 ---------------------------------------------------------------
  COMPUTER SOFTWARE & SERVICES - 1.9%
  6,500  Platinum Technology, Inc.*                      182,000
  9,500  Intersolv, Inc.*                                169,813
  4,900  Synopsys, Inc.*                                 151,583
  7,600  USCS International, Inc.*                       117,800
                                                     -----------
                                                         621,196
 ---------------------------------------------------------------
  COMPUTERS AND BUSINESS EQUIPMENT - 1.3%
  7,100  Banctec, Inc.*                                  181,494
  4,600  Inacom Corp.*                                   115,000
  6,500  Sandisk Corp.*                                  130,000
                                                     -----------
                                                         426,494
 ---------------------------------------------------------------
  CONSTRUCTION MATERIALS - 0.6%
  8,600  Florida Rock Industrial, Inc.                   184,900
 ---------------------------------------------------------------
  CONSTRUCTION/ENVIRONMENTAL SERVICES - 2.4%
  5,900  ACX Technologies, Inc.*                         137,175
  7,600  Caci International, Inc.*                       161,500
  9,600  Newpark Resources, Inc.*                        156,000
  4,100  Stone & Webster, Inc.                           158,875
  7,900  US Rentals, Inc.*                               176,763
                                                     -----------
                                                         790,313
 ---------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.   23

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
Statement of Investments
January 31, 1998

  SHARES DESCRIPTION                                     VALUE
 COMMON STOCKS - (CONTINUED)
  CONSUMER PRODUCTS - 0.5%
  6,100  Herbalife International, Inc.              $   149,450
 --------------------------------------------------------------
  CONSUMER STAPLES - 1.1%
  10,600 Nu Skin Asia Pacific, Inc.*                    245,788
  23,400 Paragon Trade Brands, Inc.*                    112,613
                                                    -----------
                                                        358,401
 --------------------------------------------------------------
  ELECTRONICS & OTHER ELECTRICAL EQUIPMENT - 2.4%
  6,300  Anixter International, Inc.*                   104,736
  3,600  Avid Technology, Inc.*                         104,850
  2,400  Dynatech Corp.*                                112,800
  4,400  Input/Output, Inc.*                             87,450
  2,600  Marshall Industries, Inc.*                      78,325
  2,100  Sanmina Corp.*                                 141,225
  8,500  Unitrode Corp.*                                154,063
                                                    -----------
                                                        783,449
 --------------------------------------------------------------
  ENTERTAINMENT & LEISURE - 1.0%
  16,400 Ascent Entertainment Group*                    174,250
  20,500 Boyd Gaming Corp.*                             146,063
                                                    -----------
                                                        320,313
 --------------------------------------------------------------
  FINANCIAL SERVICES - 1.7%
  3,400  Americredit Corp.*                              82,450
  5,600  Homeside, Inc.*                                155,400
  3,200  Jeffries Group, Inc.                           123,200
  11,425 Resource Bancshares Mortgage Group, Inc.       184,942
                                                    -----------
                                                        545,992
 --------------------------------------------------------------
  FOOD & BEVERAGES - 1.8%
  5,100  Michael Foods, Inc.                            127,500
  14,900 Pilgrims Pride Corp.                           227,225
  13,700 Ralcorp. Holdings, Inc.*                       228,619
                                                    -----------
                                                        583,344
 --------------------------------------------------------------
  FOREST PRODUCTS - 0.5%
  3,800  United Stationers, Inc.*                       182,875
 --------------------------------------------------------------
  GAMING - 0.3%
  7,100  Grand Casinos, Inc.*                            94,963
 --------------------------------------------------------------
  HEALTH AND BEAUTY AIDS - 0.3%
  2,900  Alberto Culver Co. Class B                      85,913
 --------------------------------------------------------------
  HEALTH SUPPLIES/SERVICES - 0.5%
  3,700  Cohu, Inc.                                     159,100
 --------------------------------------------------------------

  SHARES DESCRIPTION                                VALUE
 COMMON STOCKS - (CONTINUED)
  HEALTHCARE MANAGEMENT - 5.3%
  12,800 American Homepatient, Inc.*           $   297,597
  6,300  Coventry Corp.*                            84,656
  6,993  Integrated Health Services, Inc.          200,175
  4,600  Mariner Health Group, Inc.*                70,725
  4,200  Medimmune, Inc.*                          192,675
  8,700  Novacare, Inc.*                           108,750
  6,500  Oec Medical Systems, Inc.*                143,810
  7,700  Paragon Health Network, Inc.*             142,450
  4,600  Prime Hospitality Corp.*                   86,825
  2,900  Quest Diagnostics, Inc.*                   48,213
  11,600 Sun Healthcare Group, Inc.*               216,050
  6,000  Trigon Healthcare, Inc.*                  149,250
                                               -----------
                                                 1,741,176
 ---------------------------------------------------------
  HOMEBUILDERS - 1.1%
  3,000  Fairfield Communities, Inc.*              126,000
  10,104 Lennar Corp.                              248,175
                                               -----------
                                                   374,175
 ---------------------------------------------------------
  HOTELS & RESTAURANTS - 1.8%
  10,300 Buffets, Inc.*                             94,631
  8,500  Ruby Tuesday, Inc.*                       211,969
  7,000  Showbiz Pizza Time, Inc.*                 172,375
  4,000  Sonic Corp.*                              113,000
                                               -----------
                                                   591,975
 ---------------------------------------------------------
  INDUSTRIAL MACHINERY - 3.0%
  3,100  Applied Power, Inc.                       216,225
  10,300 Commercial Intertech Corp.                198,275
  9,200  Kaydon Corp.                              319,125
  1,400  Nacco Industries, Inc.                    140,613
  1,400  SPX Corp.*                                102,200
                                               -----------
                                                   976,438
 ---------------------------------------------------------
  INSURANCE - 0.3%
  1,700  Capital Re Corp.                          101,256
  90     Medical Assurance, Inc.*                    2,340
                                               -----------
                                                   103,596
 ---------------------------------------------------------
  INSURANCE - LIFE - 3.7%
  2,500  Amerus Life Holdings, Inc.                 85,933
  7,200  Delphi Financial Group, Inc.*             318,600
  5,100  Hartford Life, Inc.                       218,344
  9,600  John Alden Financial Corp.                208,800
  10,000 Nationwide Financial Services, Inc.       366,875
                                               -----------
                                                 1,198,552
 ---------------------------------------------------------

24  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

  SHARES DESCRIPTION                              VALUE
 COMMON STOCKS - (CONTINUED)
  INSURANCE-PROPERTY & CASUALTY - 1.4%
  6,800  Chartwell Re Corp.                  $   230,350
  4,300  Fremont General Corp.                   218,494
                                             -----------
                                                 448,844
 -------------------------------------------------------
  INSURANCE BROKERS - 1.7%
  3,500  Arthur J Gallagher & Co.                129,500
  4,710  Fidelity National Financial, Inc.       135,413
  3,900  First American Financial Corp.          194,025
  3,300  SCPIE Holdings, Inc.                     94,050
                                             -----------
                                                 552,988
 -------------------------------------------------------
  INVESTMENT COMPANIES - 0.4%
  3,700  Piper Jaffray Companies, Inc.           135,050
 -------------------------------------------------------
  MACHINERY - 1.0%
  8,400  Columbus Mckinnon Corp.                 191,100
  5,700  Thomas Industries, Inc.                 124,688
                                             -----------
                                                 315,788
 -------------------------------------------------------
  MEDIA-ENTERTAINMENT - 1.8%
  700    Cablevision Sys Corp.*                   61,863
  10,900 Jones Intercable, Inc.*                 174,400
  8,000  McClatchy Newspapers, Inc.              215,000
  1,500  SFX Broadcasting Inc.*                  129,188
                                             -----------
                                                 580,450
 -------------------------------------------------------
  MINING - 0.3%
  23,000 Hecla Mining Co.*                       106,375
 -------------------------------------------------------
  MISCELLAENOUS - 0.9%
  500    Alltrista Corp.*                         14,344
  4,600  California Water Services Group         134,550
  3,900  Superior Telecom, Inc.                  154,050
                                             -----------
                                                 302,944
 -------------------------------------------------------
  NONFERROUS METALS - 0.9%
  4,100  AFC Cable Systems, Inc.*                116,850
  6,900  Encore Wire Corp.*                      188,888
                                             -----------
                                                 305,738
 -------------------------------------------------------
  OIL & GAS EXPLORATION/SERVICES - 3.6%
  7,200  Barrett Resources Corp.*                201,600
  6,300  Belco Oil & Gas Corp.*                  117,731
  9,800  Benton Oil & Gas Co.*                   121,275
  9,700  Cabot Oil & Gas Corp.                   192,181
  10,300 Marine Drilling Companies, Inc.*        185,400
  8,500  Pool Energy Services Co.*               174,781
  2,100  Seacor Smit, Inc.*                      107,100
  6,700  Seitel, Inc.*                            93,381
                                             -----------
                                               1,193,449
 -------------------------------------------------------

  SHARES DESCRIPTION                                  VALUE
 COMMON STOCKS - (CONTINUED)
  PACKAGING - 0.9%
  5,600  Aptargroup, Inc.                        $   285,600
 -----------------------------------------------------------
  PHARMACEUTICALS - 1.6%
  7,000  Advanced Tissue Sciences, Inc.*              96,250
  6,100  Alpharma, Inc.                              125,431
  7,700  Bindley Western Industries, Inc.            215,119
  4,175  Organogenesis, Inc.*                         92,111
                                                 -----------
                                                     528,911
 -----------------------------------------------------------
  PIPELINES - 0.9%
  5,500  Aquarion Co.                                190,781
  3,500  Oneok, Inc.                                 119,656
                                                 -----------
                                                     310,437
 -----------------------------------------------------------
  RECREATIONAL PRODUCTS - 1.0%
  10,900 Huffy Corp.                                 160,775
  6,800  Russ Berrie and Co., Inc.                   174,675
                                                 -----------
                                                     335,450
 -----------------------------------------------------------
  RETAIL - 7.1%
  6,300  Best Buy Co., Inc.*                         318,938
  4,904  Consolidated Stores Corp.*                  201,677
  4,300  Department 56, Inc.*                        122,281
  4,600  Ethan Allen Interiors, Inc.                 220,225
  5,900  Furniture Brands International, Inc.*       152,294
  6,800  Michaels Stores, Inc.*                      209,100
  8,500  Microage, Inc.*                              92,969
  9,800  Pier 1 Imports, Inc.                        229,075
  6,300  Proffitt's, Inc.*                           185,063
  6,100  Williams-Sonoma, Inc.*                      259,632
  13,600 Zale Corp.*                                 333,200
                                                 -----------
                                                   2,324,454
 -----------------------------------------------------------
  SAVINGS AND LOAN - 2.2%
  4,300  Albank Financial Corp.                      195,113
  5,700  Firstfed Financial Corp.*                   200,213
  17,100 Sovereign Bancorp, Inc.                     318,488
                                                 -----------
                                                     713,814
 -----------------------------------------------------------
  SEMICONDUCTORS - 0.9%
  8,000  California Microwave, Inc.*                 146,000
  4,000  Esterline Technologies Corp.*               137,250
                                                 -----------
                                                     283,250
 -----------------------------------------------------------
  SPECIALTY RETAIL - 1.2%
  3,100  Abercrombie & Fitch Co.*                     96,488
  3,000  Brylane, Inc.*                              149,250
  4,400  Goody's Family Clothing, Inc.*              150,700
                                                 -----------
                                                     396,438
 -----------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.   25

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
Statement of Investments
January 31, 1998

  SHARES DESCRIPTION                                   VALUE
 COMMON STOCKS - (CONTINUED)
  STEEL - 2.9%
  8,500  AK Steel Holding Corp.                   $   151,934
  6,400  Lone Star Technologies, Inc.*                185,200
  7,800  National Steel Corp.*                        100,425
  5,300  Reliance Steel & Aluminum Corp.              173,244
  7,200  Texas Industries, Inc.                       352,350
                                                  -----------
                                                      963,153
 ------------------------------------------------------------
  SUPERMARKETS - 1.1%
  13,600 Fleming Companies, Inc.                      204,850
  2,800  Whole Foods Market, Inc.*                    140,700
                                                  -----------
                                                      345,550
 ------------------------------------------------------------
  TELECOMMUNICATIONS EQUIPMENT - 0.7%
  1,500  Amphenol Corp.*                               80,438
  5,600  Sawtek, Inc.*                                145,950
                                                  -----------
                                                      226,388
 ------------------------------------------------------------
  TELECOMMUNICATIONS SERVICES - 1.0%
  3,600  Mobile Telecomm Technology Corp.*             81,225
  12,400 Paging Network, Inc.*                        158,875
  2,800  Premisys Communications, Inc.*                79,975
                                                  -----------
                                                      320,075
 ------------------------------------------------------------
  TEMPORARY HEALTH SERVICES - 0.2%
  3,000  Staffmark, Inc.*                              75,375
 ------------------------------------------------------------
  TIRE AND OTHER RELATED RUBBER PRODUCTS - 0.5%
  3,600  Carlisle Companies, Inc.                     159,300
 ------------------------------------------------------------
  TOBACCO - 1.6%
  6,700  Consolidated Cigar Holdings, Inc.*           161,638
  10,400 Schweitzer-Mauduit International, Inc.       371,800
                                                  -----------
                                                      533,438
 ------------------------------------------------------------
  TRUCK RENTAL - 1.0%
  17,900 Rollins Truck Leasing Corp.                  325,556
 ------------------------------------------------------------
  TRUCKING - 2.6%
  2,600  Airborne Freight Corp.                       184,925
  3,900  Avondale Industries, Inc.*                   110,297
  19,800 Consolidated Freightways Corp.*              293,288
  8,300  Yellow Corp.*                                216,838
                                                  -----------
                                                      805,348
 ------------------------------------------------------------
  UTILITIES-ELECTRIC - 2.4%
  11,600 Public Service Company of
         New Mexico                               $   262,450
  10,200 TNP Enterprises, Inc.                        341,063
  10,900 Calpine Corp.*                               171,675
                                                  -----------
                                                      775,188
 ------------------------------------------------------------

            DESCRIPTION                                               VALUE
 COMMON STOCKS - (CONTINUED)
  TOTAL COMMON STOCKS
  (COST $29,965,522)                                             $30,728,071
 ----------------------------------------------------------------------------
  PRINCIPAL
  AMOUNT    DESCRIPTION                                               VALUE
 U.S. TREASURY OBLIGATIONS - 0.2%
  $65,000   U.S. Treasury Bills 5.12%-5.60%, 02/05/98-02/12/98   $    64,951
 ----------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (COST $64,951)                                                 $    64,951
 ----------------------------------------------------------------------------
 REPURCHASE AGREEMENT - 2.5%
  $800,000  Joint Repurchase Agreement Account(b)
            5.64%, 02/02/98                                      $   800,000
 ----------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $800,000)                                                $   800,000
 ----------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $30,830,473)                                             $31,593,022
 ----------------------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in which value exceeds
  cost                                                           $ 1,915,825
  Gross unrealized loss for investments in which cost exceeds
  value                                                           (1,213,520)
 ----------------------------------------------------------------------------
  Net unrealized gain                                            $   702,305
 ----------------------------------------------------------------------------

 Futures contracts open at January 31, 1998 are as follows:

                              Number of
                              Contracts               Settlement               Unrealized
         Type                  Long(c)                  Month                     Gain
 ----------------------------------------------------------------------------------------
  S&P 500 Stock Index             9                   March 1998                  $394
 ----------------------------------------------------------------------------------------

 * Non-income producing security.
 (a) The aggregate cost for federal income tax purposes is $30,890,717.
 (b) Portion of this security is being segregated as collateral for futures contracts.
 (c) Each S&P 500 Stock Index represents 250 X index value at time of purchase in notional par value. The total net notional amount and market value at risk are $200,000 and $646,575, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of ac-tivity and not a measure of market risk.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

26  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
Performance Summary
January 31, 1998
 The following graph shows the value as of January 31, 1998, of a $10,000 in-vestment made (with the maximum sales charge of 5.5% per Class A and redemp-tion charges of 5.0% and 1.0% for Class B and C, respectively and at NAV for the Institutional and Service Classes) on August 15, 1997. For comparative purposes, the performance of the Fund's benchmark (Morgan Stanley gross Eu-rope, Australia, Far East Index) is shown. All performance data shown repre-sents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

 CORE INTERNATIONAL EQUITY FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED AUGUST 15, 1997 TO JANUARY 31, 1998

                             [GRAPH APPEARS HERE]


                              CORE International    Morgan Stanley   Class B  Fund  Class C Fund  Institutional Class  Service Class
                             Equity Fund (Class A)    Gross EAFE
08/15/1997                        9450                  10000            10000         10000          10000               10000
Aug-97                            9045                   9540             9570          9570           9570                9570
Sep-97                            9405                  10076             9950          9950           9960                9950
Oct-97                            8620                   9304             9110          9120           9130                9120
Nov-97                            8365                   9211             8840          8840           8860                8850
Dec-97                            8293                   9294             8760          8770           8794                8780
Jan-98                            8728                   9722             8749          8128           9255                9230



                            SINCE INCEPTION
  AGGREGATE TOTAL RETURN THROUGH JANUARY 31, 1998
  CLASS A (COMMENCED AU-
  GUST 15, 1997)
  Excluding sales charges            -7.66%
  Including sales charges           -12.72%
 --------------------------------------------------
  CLASS B (COMMENCED AU-
  GUST 15, 1997)
  Excluding redemption
  charges                            -7.90%
  Including redemption
  charges                           -12.51%
 --------------------------------------------------
  CLASS C (COMMENCED AU-
  GUST 15, 1997)
  Excluding redemption
  charges                            -7.80%
  Including redemption
  charges                            -8.72%
 --------------------------------------------------
  INSTITUTIONAL CLASS
  (COMMENCED AUGUST 15,
  1997)                              -7.45%
 --------------------------------------------------
  SERVICE CLASS (COMMENCED
  AUGUST 15, 1997)                   -7.70%
 --------------------------------------------------

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
Statement of Investments
January 31, 1998

  SHARES  DESCRIPTION                                  VALUE

 COMMON STOCKS - 93.5%
  AUSTRALIAN DOLLAR - 0.5%
  3,200   Coles Myer Ltd. (Retail)*                $   16,146
  16,000  David Jones Ltd. (Retail)*                   17,328
  20,000  News Corporation (Media/Entertainment)      125,986
                                                   ----------
                                                      159,460
 ------------------------------------------------------------
  AUSTRIAN SCHILLING - 1.9%
  650     Creditanstalt Bank (Bank)                    46,192
  750     Va Stahl AG (Steel)                          26,941
  8,350   Z Laenderbank Bank Austria AG (Bank)        471,473
                                                   ----------
                                                      544,606
 ------------------------------------------------------------
  BELGIAN FRANC - 0.8%
  150     Generale de Banque (Bank)                    64,881
  1,700   Tractebel Inv International
          (Conglomerate)                              156,733
                                                   ----------
                                                      221,614
 ------------------------------------------------------------
  BRITISH POUND STERLING - 16.1%
  7,000   Abbey National (Insurance)                  140,558
  19,300  Barclays (Bank)                             581,309
  8,800   Bat Industries (Tobacco)                     80,162
  9,500   British Aerospace (Aerospace &
          Defense)                                    246,589
  29,900  British Petroleum (Oil & Gas)               403,673
  94,800  British Telecom (Telecommunications)        905,352
  57,700  Cable & Wireless (Telecommunications)       546,333
  31,800  Glaxo Wellcome (Pharmaceuticals)            852,939
  19,300  HSBC Holdings (Bank)                        475,888
  22,500  Royal Bank of Scotland Group (Bank)         319,564
  15,900  Tesco (Supermarkets)                        139,907
                                                   ----------
                                                    4,692,274
 ------------------------------------------------------------
  DANISH KRONE - 1.2%
  2,600   Tele Danmark AS (Telecommunications)        168,718
  2,300   Unidanmark (Bank)                           172,313
                                                   ----------
                                                      341,031
 ------------------------------------------------------------
  FINNISH MARKKA - 4.8%
  68,500  Enso OY (Forest Products)                $  555,711
  34,250  Finnair (Airlines)                          307,493
  37,250  Metsa Serla OY (Forest Products)            282,047
  3,100   Nokia AB OY (Electronics)                   241,659
                                                    1,386,910
 ------------------------------------------------------------
  FRENCH FRANC - 6.8%
  5,750   Axa Uap (Insurance)                         476,848
  1,900   Cie Financier de Paribas (Bank)             169,640
  5,100   Elf Aquitaine (Oil & Gas Exploration)       573,799
  1,800   Erid Beghin Say (Consumer Staples)          319,664
  2,300   Rhone Poulenc SA (Chemical Products)        104,925
  1,650   Suez Lyonn Eaux (Bank)                      195,978
  10,550  Usinor (Steel)                              144,730
                                                   ----------
                                                    1,985,584
 ------------------------------------------------------------

  SHARES  DESCRIPTION                                                 VALUE

 COMMON STOCKS - (CONTINUED)
  GERMAN DEUTSCHE MARK - 10.1%
  400     Allianz AG (Insurance)                                  $  119,002
  2,400   Axa Colonia Konz (Insurance)                               222,327
  3,050   BASF AG (Chemical Products)                                103,143
  12,450  Commerzbank AG (Bank)                                      451,949
  14,100  Deutsche Bank AG (Bank)                                    915,809
  5,500   Deutsche Telekom (Telecommunications)                       96,075
  21,865  Deutz AG (Machinery)                                       155,164
  2,100   Fag Kugelfischer (Industrial Machinery)                     26,125
  3,100   Hoechst AG (Pharmaceuticals)                               108,811
  10,600  Merck Kgaa (Pharmaceuticals)                               374,376
  2,600   Siemens AG (Electronics)                                   158,606
  350     Viag AG (Conglomerate)                                     201,567
                                                                  ----------
                                                                   2,932,954
 ---------------------------------------------------------------------------
  HONG KONG DOLLAR - 2.7%
  94,000  Hong Kong Electric (Utility)                               335,931
  68,000  Hong Kong Land Holdings ADR
          (Real Estate)                                              109,290
  7,000   Hutchison Whampoa (Conglomerate)*                           41,166
  63,000  Swire Pacific (Conglomerate)*                              286,623
                                                                  ----------
                                                                     773,010
 ---------------------------------------------------------------------------
  ITALIAN LIRA - 3.6%
  23,700  Banca Comm Italiana (Bank)                                  96,911
  102,600 Fiat SPA (Auto/Vehicle)                                    338,641
  113,600 Ist Naz Ass (Insurance)                                    250,175
  22,000  Istit Fin Ind (Conglomerate)                               363,370
                                                                  ----------
                                                                   1,049,097
 ---------------------------------------------------------------------------
  JAPANESE YEN - 22.2%
  33,000  Citizen Watch Co. (Jewelry)                                233,950
  99      East Japan Railway (Railroads)                             463,222
  67,000  Fuji Bank (Bank)                                           420,166
  31,000  Fujitsu (Computers and Business
          Equipment)                                                 354,076
  87,000  Hino Motors (Industrial Machinery)                         265,215
  91,000  Hitachi (Electronics)                                      716,818
  30,000  Izumiya Co. (Retail)                                       199,685
  64,000  Konica Corporation (Computers and Business Equipment)      326,176
  106,000 Long Credit Bank Japan (Bank)                              237,968
  205,000 Marubeni Corp. (Trading)                                   513,509
  39,000  Matsushita Electric Industries (Retail)                    588,557
  150,000 Mitsubishi Chemical (Chemical Products)                    264,671
  30,000  Nippon Paper Industries (Forest Products)                  134,935
  15      Nippon Telephone Corp. (Telecommunications)                137,682
  52,000  Nissan Motor Co. (Auto/Vehicle)                            231,430
  89,000  Snow Brand Milk (Food & Beverages)                         279,023
  32,000  Takashimaya Co (Retail)                                    247,783
  4,000   Tokyo Electric Power (Utility)                              74,675
  45,000  Toppan Printing Co. (Business Services)                    560,063
  50,000  Toshiba Corp. (Industrial Machinery)                       232,767
                                                                  ----------
                                                                   6,482,371
 ---------------------------------------------------------------------------

28  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
Statement of Investments
January 31, 1998


  SHARES  DESCRIPTION                                       VALUE

 COMMON STOCKS - (CONTINUED)
  MALAYSIAN RINGGIT - 1.6%
  793,000 Berjaya Group Berhad (Conglomerate)          $   146,153
  236,000 Lion Land Berhad (Real Estate)                    33,113
  75,000  Malaysia Airline Systems (Airlines)               63,496
  25,000  Malaysia International Shipping (Trucking)        28,775
  26,000  Rothmans Pall Mall (Tobacco)                     205,589
                                                       -----------
                                                           477,126
 -----------------------------------------------------------------
  NETHERLANDS GUILDER - 5.7%
  1,300   Aegon NV (Insurance)                             123,858
  1,900   Asr Verzekeringsgr (Insurance)                   118,112
  12,800  Ing Groep NV (Financial Services)                585,270
  9,200   KLM (Airlines)                                   318,617
  9,000   Kon Hoogovensnv (Steel)                          386,670
  1,900   Philips Electronic (Retail)                      128,105
                                                       -----------
                                                         1,660,632
 -----------------------------------------------------------------
  NORWEGIAN KRONE - 2.0%
  8,000   Bergesen DY AS (Trucking)                        173,115
  2,700   Kvaerner ASA (Agriculture/Heavy Equipment)        95,187
  1,700   Kvaerner ASA (Agriculture/Heavy Equipment)        65,522
  5,400   Norsk Hydro AS (Oil & Gas Services)              242,710
                                                       -----------
                                                           576,534
 -----------------------------------------------------------------
  PORTUGUESE ESCUDO - 0.5%
  7,500   Elec de Portugal (Utility)                       154,964
 -----------------------------------------------------------------
  SINGAPORE DOLLAR - 0.4%
  101,000 National Steel Ltd. (Steel)                       83,651
  7,000   Singapore Airlines (Airlines)                     45,728
                                                       -----------
                                                           129,379
 -----------------------------------------------------------------
  SPANISH PESETA - 4.1%
  2,100   Banco Santander (Bank)                            73,986
  12,800  Iberdrola SA (Utility)*                          193,327
  28,700  Telefonica de Espana
          (Telecommunications)                             937,251
                                                       -----------
                                                         1,204,564
 -----------------------------------------------------------------
  SWEDISH KRONA - 2.4%
  2,100   Incentive AB (Agriculture/Heavy
          Equipment)                                       186,929
  13,700  Skand Enskilda Banken (Bank)                     168,904
  12,600  Volvo AB (Auto/Vehicle)                          344,355
                                                       -----------
                                                           700,188
 -----------------------------------------------------------------
  SWISS FRANC - 6.1%
  230     George Fischer AG (Industrial Machinery)         349,332
  40      Jelmoli Holdings AG (Retail)                      38,747
  460     Novartis AG (Pharmaceuticals)                    785,229
  260     Novartis AG (Pharmaceuticals)                    444,917
  300     Zurich Versicherun (Insurance)                   149,655
                                                       -----------
                                                         1,767,880
 -----------------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $27,115,202)                                   $27,240,178
 -----------------------------------------------------------------

  PRINCIPAL
  AMOUNT     DESCRIPTION                               VALUE

 SHORT-TERM OBLIGATIONS - 8.2%
  $2,391,000 State Street Bank & Trust
             Euro Time Deposit 5.563%, 02/02/98   $ 2,391,000
 ------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS
  (COST $2,391,000)                               $ 2,391,000
 ------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $29,506,202) (A)                          $29,631,178
 ------------------------------------------------------------

  FEDERAL INCOME TAX INFORMATION:

  Gross unrealized gain for investments in which value exceeds
  cost                                                          $ 1,572,823
  Gross unrealized loss for investments in which cost exceeds
  value                                                          (1,504,964)
 ---------------------------------------------------------------------------
  Net unrealized gain                                           $    67,859
 ---------------------------------------------------------------------------

  * Non Income Producing.
 (a) The aggregate cost for federal income tax purposes is $29,563,319. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

  COMMON STOCK INDUSTRY CLASSIFICATIONS
  Aerospace & Defense                     0.8%
  Agriculture/Heavy Equipment             1.2
  Airlines                                2.5
  Auto/Vehicle                            3.1
  Bank                                   16.8
  Business Services                       1.9
  Chemical Products                       1.6
  Computers and Business Equipment        2.3
  Conglomerate                            4.1
  Consumer Staples                        1.1
  Electronics                             3.8
  Financial Services                      2.0
  Food & Beverages                        1.0
  Forest Products                         3.3
  Industrial Machinery                    3.0
  Insurance                               5.5
  Jewelry                                 0.8
  Machinery                               0.5
  Media/Entertainment                     0.4
  Oil & Gas                               1.4
  Oil & Gas Exploration                   2.0
  Oil & Gas Services                      0.8
  Pharmaceuticals                         8.8
  Railroads                               1.6
  Real Estate                             0.5
  Retail                                  4.2
  Steel                                   2.2
  Supermarkets                            0.5
  Telecommunications                      9.7
  Tobacco                                 1.0
  Trading                                 1.8
  Trucking                                0.7
  Utility                                 2.6
 ---------------------------------------------
  TOTAL COMMON STOCKS                    93.5%
 ---------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    29

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Statements of Assets and Liabilities
January 31, 1998

                                                                 GOLDMAN SACHS
                                                                     CORE U.S.
                                                                   EQUITY FUND
 ASSETS:

  Investment in securities, at value (identified cost,
  $520,501,426, $69,319,703, $30,830,473 and $29,506,202)         $670,339,143
  Cash                                                                  85,588
  Receivables:
  Investment securities sold                                                --
  Fund shares sold                                                   5,092,731
  Dividends and interest                                               606,916
  Variation margin                                                       3,850
  Deferred organization expenses, net                                       --
  Other assets                                                           7,229
 -----------------------------------------------------------------------------
  TOTAL ASSETS                                                     676,135,457
 -----------------------------------------------------------------------------

 LIABILITIES:

  Payables:
  Investment securities purchased                                           --
  Forward foreign currency exchange contracts                               --
  Fund shares repurchased                                              306,950
  Amounts owed to affiliates                                         1,099,005
  Variation margin                                                         --
  Accrued expenses and other liabilities                              127,372
 -----------------------------------------------------------------------------
  TOTAL LIABILITIES                                                  1,533,327
 -----------------------------------------------------------------------------

 NET ASSETS:

  Paid-in capital                                                  520,091,264
  Accumulated undistributed (distributions in excess of) net
  investment income (loss)                                              75,033
  Accumulated undistributed (distributions in excess of) net
  realized gain (loss) on investment and futures transactions        4,515,480
  Accumulated net realized foreign currency loss                            --
  Net unrealized gain on investments and futures                   149,920,353
  Net unrealized loss on translation of assets and liabilities,
  as denominated in foreign currencies                                      --
 -----------------------------------------------------------------------------
  NET ASSETS                                                      $674,602,130
 -----------------------------------------------------------------------------

                                                 CLASS A       CLASS B CLASS C
 -----------------------------------------------------------------------------
  Total shares of beneficial interest
  outstanding, $.001 par value (unlimited
  shares authorized)                          14,985,404     2,249,148 238,838
  Net asset and Class A redemption value per
  share(a)                                        $26.59        $26.32  $26.24
  Maximum public offering price per share
  (Class A NAV X 1.0582)                          $28.14        $26.32  $26.24
 -----------------------------------------------------------------------------
                                                         INSTITUTIONAL SERVICE
 -----------------------------------------------------------------------------
  Total shares of beneficial interest
  outstanding, $.001 par value (unlimited
  shares authorized)                                         7,573,189 295,570
  Net asset value, offering and redemption
  price per share                                               $26.79  $26.53
 -----------------------------------------------------------------------------

 (a) At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

30  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                         GOLDMAN SACHS TRUST - CORE EQUITY FUNDS

         GOLDMAN SACHS           GOLDMAN SACHS               GOLDMAN SACHS
        CORE LARGE CAP          CORE SMALL CAP          CORE INTERNATIONAL
           GROWTH FUND             EQUITY FUND                 EQUITY FUND


           $74,329,935             $31,593,022                 $29,631,178
                99,811                  91,563                   1,303,278
                    --                      --                     261,002
             2,237,097               1,147,846                   1,971,336
                25,623                   8,526                      27,624
                 1,072                      --                         --
                42,438                  45,342                      45,342
               124,918                  40,508                      27,076
 ------------------------------------------------------------------------------
            76,860,894              32,926,807                  33,266,836
 ------------------------------------------------------------------------------


                    --                      --                   3,842,039
                    --                      --                      15,791
                69,803                  52,577                      68,995
               125,260                  48,289                      24,869
                    --                   2,918                          --
               119,678                 162,648                     179,635
 ------------------------------------------------------------------------------
               314,741                 266,432                   4,131,329
 ------------------------------------------------------------------------------


            72,037,383              32,319,133                  29,722,894
               (16,664)                (35,674)                    (11,740)
              (493,840)               (386,027)                   (539,186)
                    --                      --                    (136,569)
             5,019,274                 762,943                     632,463
                    --                      --                    (532,355)
 ------------------------------------------------------------------------------
           $76,546,153             $32,660,375                 $29,135,507
 ------------------------------------------------------------------------------

     CLASS A     CLASS B  CLASS C    CLASS A  CLASS B  CLASS C  CLASS A  CLASS B  CLASS C
 ----------------------------------------------------------------------------------------
   4,491,866   1,162,113  346,492  1,049,487  942,850  242,025  768,392  295,542  174,438
      $11.97      $11.92   $11.93     $10.59   $10.56   $10.57    $9.22    $9.21    $9.22
      $12.67      $11.92   $11.93     $11.21   $10.56   $10.57    $9.76    $9.21    $9.22
 ----------------------------------------------------------------------------------------

  INSTITUTIONAL   SERVICE     INSTITUTIONAL SERVICE     INSTITUTIONAL SERVICE
 ----------------------------------------------------------------------------
        388,928     9,619           850,858     160         1,920,464     161
         $11.97    $11.95            $10.61  $10.60             $9.24   $9.23
 ----------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.  31

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Statements of Operations
For the Year Ended January 31, 1998

                                                      GOLDMAN SACHS
                                                          CORE U.S.
                                                        EQUITY FUND
  INVESTMENT INCOME:
  Dividends(a)                                         $  8,627,109
  Interest                                                  756,432
 -------------------------------------------------------------------------------
  TOTAL INCOME                                            9,383,541
 -------------------------------------------------------------------------------
  EXPENSES:
  Management fees                                         3,924,639
  Distribution fees                                       1,051,090
  Authorized dealer service fees                            864,664
  Service class fees                                         27,222
  Transfer agent fees                                       483,534
  Custodian fees                                            149,262
  Professional fees                                          63,446
  Registration fees                                          44,088
  Amortization of deferred organization expenses                 --
  Trustee fees                                                5,519
  Other                                                     131,103
 -------------------------------------------------------------------------------
  TOTAL EXPENSES                                          6,744,567
 -------------------------------------------------------------------------------
  Less -- expenses reimbursed and fees waived by
  Goldman Sachs                                            (951,935)
 -------------------------------------------------------------------------------
  NET EXPENSES                                            5,792,632
 -------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)                            3,590,909
 -------------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT, FUTURES AND FOREIGN CUR-
  RENCY TRANSACTIONS:
  Net realized gain (loss) from:
  Investment transactions                                50,034,399
  Futures transactions                                    1,626,406
  Foreign currency related transactions                          --
  Net change in unrealized gain (loss) on:
  Investments                                            58,744,545
  Futures                                                    (9,164)
  Translation of assets and liabilities denominated
  in foreign currencies                                          --
 -------------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT, FUTURES AND FOREIGN CURRENCY
  TRANSACTIONS:                                         110,396,186
 -------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                      $113,987,095
 -------------------------------------------------------------------------------

 (a) For the CORE U.S. Equity, CORE Large Cap Growth and CORE International Funds, taxes withheld on dividends were $47,374, $396 and $11,406, re-spectively.
 (b) Commencement dates of operations for the CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds were May 1, 1997, August 15, 1997 and August 15, 1997, respectively.

32  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                         GOLDMAN SACHS TRUST - CORE EQUITY FUNDS

    GOLDMAN SACHS               GOLDMAN SACHS                             GOLDMAN SACHS
   CORE LARGE CAP              CORE SMALL CAP                        CORE INTERNATIONAL
   GROWTH FUND(B)              EQUITY FUND(B)                            EQUITY FUND(B)

       $  258,531                   $  48,424                                 $  69,116
           50,565                      35,771                                    31,547
 ---------------------------------------------------------------------------------------
          309,096                      84,195                                   100,663
 ---------------------------------------------------------------------------------------
          228,283                      74,140                                    57,835
          103,136                      31,000                                    11,569
           75,661                      14,932                                     5,688
              256                          --                                        --
          108,014                      62,625                                    36,474
           73,860                      35,519                                    57,237
           65,445                      30,526                                    31,272
           57,476                      63,025                                    73,316
            7,562                       4,658                                     4,658
              372                         233                                       284
           40,064                      23,361                                    19,825
 ---------------------------------------------------------------------------------------
          760,129                     340,019                                   298,158
 ---------------------------------------------------------------------------------------
         (440,292)                   (216,739)                                 (212,859)
 ---------------------------------------------------------------------------------------
          319,837                     123,280                                    85,299
 ---------------------------------------------------------------------------------------
          (10,741)                    (39,085)                                   15,364
 ---------------------------------------------------------------------------------------
        1,348,933                    (254,571)                                 (539,186)
           (2,540)                    (21,950)                                       --
               --                          --                                  (150,509)
        5,010,232                     762,549                                   632,463
            9,042                         394                                        --
               --                          --                                  (532,355)
 ---------------------------------------------------------------------------------------
        6,365,667                     486,422                                  (589,587)
 ---------------------------------------------------------------------------------------
       $6,354,926                   $ 447,337                                 $ 574,223
 ---------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.   33

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Statements of Changes in Net Assets

                                          GOLDMAN SACHS          GOLDMAN SACHS
                                  CORE U.S. EQUITY FUND  CORE U.S. EQUITY FUND
                                     FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                       JANUARY 31, 1998       JANUARY 31, 1997
  FROM OPERATIONS:
  Net investment income (loss)             $  3,590,909           $  3,164,879
  Net realized gain (loss) on
  investment and futures
  transactions                               51,660,805             15,032,718
  Net realized loss on foreign
  currency related transactions                      --                     --
  Net change in unrealized gain
  on investments and futures                 58,735,381             49,460,545
  Net change in unrealized loss
  on translation of assets and
  liabilities denominated in
  foreign currencies                                 --                     --
 ------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                                113,987,095             67,658,142
 ------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
  Class A shares                             (1,575,637)            (1,515,575)
  Class B shares                                     --                 (4,750)
  Class C shares                                     --                     --
  Institutional shares                       (1,709,339)            (1,606,175)
  Service shares                                (33,980)                (6,666)
  In excess of net investment
  income
  Class A shares                                (51,278)                    --
  Class B shares                               (119,427)              (118,421)
  Class C shares                                (23,315)                    --
  Institutional shares                               --                (34,205)
  Service shares                                 (2,900)               (16,030)
  From net realized gain on
  investment, foreign currency
  and futures transactions
  Class A shares                            (30,719,012)            (7,174,235)
  Class B shares                             (3,604,362)              (440,131)
  Class C shares                               (101,633)                    --
  Institutional shares                      (15,675,265)            (4,675,726)
  Service shares                               (556,742)               (68,472)
  In excess of net realized gain
  on investment, foreign
  currency and futures
  transactions
  Class A shares                                     --                     --
  Class B shares                               (633,585)                    --
  Class C shares                               (257,250)                    --
  Institutional shares                               --                     --
  Service shares                                     --                     --
 ------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO
  SHAREHOLDERS                              (55,063,725)           (15,660,386)
 ------------------------------------------------------------------------------
  FROM SHARE TRANSACTIONS:
  Net proceeds from sales of
  shares                                    265,252,943            167,209,718
  Reinvestment of dividends and
  distributions                              52,659,270             14,904,237
  Cost of shares repurchased                (98,067,148)           (32,152,494)
 ------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS
  RESULTING FROM SHARE
  TRANSACTIONS                              219,845,065            149,961,461
 ------------------------------------------------------------------------------
  TOTAL INCREASE                            278,768,435            201,959,217
 ------------------------------------------------------------------------------
  NET ASSETS:
  Beginning of period                       395,833,695            193,874,478
 ------------------------------------------------------------------------------
  End of period                            $674,602,130           $395,833,695
 ------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED
  (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                    $     75,033           $         --
 ------------------------------------------------------------------------------

 (a) Commencement dates of operations for the CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds were May 1, 1997, August 15, 1997 and August 15, 1997, respectively.

34  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                         GOLDMAN SACHS TRUST - CORE EQUITY FUNDS

                 GOLDMAN SACHS                 GOLDMAN SACHS                   GOLDMAN SACHS
    CORE LARGE CAP GROWTH FUND    CORE SMALL CAP EQUITY FUND  CORE INTERNATIONAL EQUITY FUND
          FOR THE PERIOD ENDED          FOR THE PERIOD ENDED            FOR THE PERIOD ENDED
           JANUARY 31, 1998(A)           JANUARY 31, 1998(A)             JANUARY 31, 1998(A)
                   $   (10,741)                  $   (39,085)                    $    15,364
                     1,346,393                      (276,521)                       (539,186)
                            --                            --                        (150,509)
                     5,019,274                       762,943                         632,463
                            --                            --                        (532,355)
 --------------------------------------------------------------------------------------------
                     6,354,926                       447,337                        (574,223)
 --------------------------------------------------------------------------------------------
                       (10,499)                           --                              --
                            --                            --                              --
                            --                            --                              --
                            (3)                           --                         (13,900)
                            --                            --                              --
                            --                            --                          (1,401)
                            --                            --                              --
                          (461)                           --                              --
                            --                            --                              --
                            (2)                           --                              --
                    (1,161,485)                           --                              --
                      (165,444)                           --                              --
                       (16,967)                           --                              --
                           (79)                           --                              --
                        (1,739)                           --                              --
                      (230,942)                      (37,526)                             --
                      (194,227)                      (34,574)                             --
                       (67,511)                       (7,527)                             --
                            --                       (29,872)                             --
                        (1,839)                           (7)                             --
 --------------------------------------------------------------------------------------------
                    (1,851,198)                     (109,506)                        (15,301)
 --------------------------------------------------------------------------------------------
                    79,057,752                    32,949,538                      30,283,218
                     1,734,068                        94,459                          15,251
                    (8,749,395)                     (721,453)                       (573,438)
 --------------------------------------------------------------------------------------------
                    72,042,425                    32,322,544                      29,725,031
 --------------------------------------------------------------------------------------------
                    76,546,153                    32,660,375                      29,135,507
 --------------------------------------------------------------------------------------------
                            --                            --                              --
 --------------------------------------------------------------------------------------------
                   $76,546,153                   $32,660,375                     $29,135,507
 --------------------------------------------------------------------------------------------
                       (16,664)                  $   (35,674)                    $   (11,740)
 --------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    35

GOLDMAN SACHS CORE U.S. EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                     INCOME FROM
                              INVESTMENT OPERATIONS(E)              DISTRIBUTIONS TO SHAREHOLDERS
                              ------------------------- -----------------------------------------------------
                                          NET REALIZED                          FROM NET      IN EXCESS OF
                    NET ASSET            AND UNREALIZED            IN EXCESS  REALIZED GAIN NET REALIZED GAIN NET INCREASE/
                     VALUE,      NET     GAIN (LOSS) ON  FROM NET    OF NET   ON INVESTMENT   ON INVESTMENT    (DECREASE)
                    BEGINNING INVESTMENT  INVESTMENTS   INVESTMENT INVESTMENT  AND FUTURES     AND FUTURES    IN NET ASSET
                    OF PERIOD   INCOME    AND FUTURES     INCOME     INCOME   TRANSACTIONS    TRANSACTIONS        VALUE
 FOR THE YEARS ENDED JANUARY 31,
  1998 - Class A
  Shares             $23.32     $0.11        $5.63        $(0.12)    $   --      $(2.35)         $   --           $3.27
  1998 - Class B
  Shares              23.18      0.11         5.44            --      (0.06)      (2.00)           (.35)           3.14
  1998 - Class C
  Shares(b)           27.48      0.03         1.22            --      (0.14)      (0.67)          (1.68)          (1.24)
  1998 - Institu-
  tional Shares       23.44      0.30         5.65         (0.24)     (.01)       (1.33)          (1.02)           3.35
  1998 - Service
  Shares              23.27      0.19         5.57         (0.07)     (.08)       (2.35)             --            3.26
 --------------------------------------------------------------------------------------------------------------------------
  1997 - Class A
  Shares              19.66      0.16         4.46         (0.16)        --       (0.80)             --            3.66
  1997 - Class B
  Shares(b)           20.44      0.04         3.70         (0.04)     (0.16)      (0.80)             --            2.74
  1997 - Institu-
  tional Shares       19.71      0.30         4.51         (0.28)        --       (0.80)             --            3.73
  1997 - Service
  Shares(b)           21.02      0.13         3.15         (0.13)     (0.10)      (0.80)             --            2.25
 --------------------------------------------------------------------------------------------------------------------------
  1996 - Class A
  Shares              14.61      0.19         5.43         (0.16)        --       (0.41)             --            5.05
  1996 - Institu-
  tional Shares(b)    16.97      0.16         3.23         (0.24)        --       (0.41)             --            2.74
 --------------------------------------------------------------------------------------------------------------------------
  1995 - Class A
  Shares              15.93      0.20        (0.38)        (0.20)        --       (0.94)             --           (1.32)
 --------------------------------------------------------------------------------------------------------------------------
  1994 - Class A
  Shares              15.46      0.17         2.08         (0.17)        --       (1.61)             --            0.47
 --------------------------------------------------------------------------------------------------------------------------
  1993 - Class A
  Shares              15.05      0.22         0.41         (0.22)        --          --              --            0.41
 FOR THE PERIOD ENDED JANUARY 31,
  1992 - Class A
  Shares(b)           14.17      0.11         0.88         (0.11)        --          --              --            0.88
 --------------------------------------------------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Class A, Class B, Class C, Institutional and Sevice share activity commenced on May 24, 1991, May 1, 1996, August 15, 1997, June 15, 1995 and June 7, 1996, respectively.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.
 (f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate on security transactions on which commissions are charged. This rate may vary due to various types of transactions and number of security trades executed.

36  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                             GOLDMAN SACHS CORE U.S. EQUITY FUND

                                                                                     RATIOS ASSUMING NO VOLUNTARY WAIVER
                                                                                        OF FEES OR EXPENSE LIMITATIONS
                                                                                     -----------------------------------
                                                                       RATIO OF                                    RATIO OF
                                            NET ASSETS   RATIO OF   NET INVESTMENT       RATIO OF               NET INVESTMENT
NET ASSET              PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS)      EXPENSES TO             INCOME (LOSS) TO
VALUE, END    TOTAL    TURNOVER  COMMISSION   PERIOD    TO AVERAGE    TO AVERAGE       AVERAGE NET                  AVERAGE
OF PERIOD   RETURN(A)    RATE     RATE(F)   (IN 000S)   NET ASSETS    NET ASSETS          ASSETS                  NET  ASSETS
------------------------------------------------------------------------------------------------------------------------------
  $26.59      24.96%     65.89%    $.0651    $398,393      1.28%         0.51%            1.47%                      0.32%
   26.32      24.28      65.89      .0651      59,208      1.79         (0.05)            1.96                      (0.22)
   26.24       4.85(d)   65.89      .0651       6,267      1.78(c)      (0.21)(c)         1.95(c)                   (0.38)(c)
   26.79      25.76      65.89      .0651     202,893      0.65          1.16             0.82                       0.99
   26.53      25.11      65.89      .0651       7,841      1.15          0.62             1.32                       0.45
------------------------------------------------------------------------------------------------------------------------------
   23.32      23.75      37.78      .0417     225,968      1.29          0.91             1.53                       0.67
   23.18      18.59(d)   37.28      .0417      17,258      1.83(c)       0.06(c)          2.00(c)                   (0.11)(c)
   23.44      24.63      37.28      .0417     148,942      0.65          1.52             0.85                       1.32
   23.27      15.92(d)   37.28      .0417       3,666      1.15(c)       0.69(c)          1.35(c)                    0.49(c)
------------------------------------------------------------------------------------------------------------------------------
   19.66      38.63      39.35         --     129,045      1.25          1.01             1.55                       0.71
   19.71      20.14(d)   39.35         --      64,829      0.65(c)       1.49(c)          0.96(c)                    1.18(c)
------------------------------------------------------------------------------------------------------------------------------
   14.61      (1.10)     56.18         --      94,968      1.38          1.33             1.63                       1.08
------------------------------------------------------------------------------------------------------------------------------
   15.93      15.12      87.73         --      92,769      1.42          0.92             1.67                       0.67
------------------------------------------------------------------------------------------------------------------------------
   15.46       4.30     144.93         --     117,757      1.28          1.30             1.53                       1.05
------------------------------------------------------------------------------------------------------------------------------
   15.05       7.01(d)  135.02         --     151,142      1.57(c)       1.24(c)          1.82(c)                    0.99(c)
------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout the Period

                                      INCOME FROM
                                INVESTMENT OPERATIONS(E)              DISTRIBUTIONS TO SHAREHOLDERS
                              ---------------------------- ----------------------------------------------------
                                             NET REALIZED                          FROM NET    IN EXCESS OF NET
                    NET ASSET               AND UNREALIZED            IN EXCESS  REALIZED GAIN  REALIZED GAIN
                     VALUE,        NET      GAIN (LOSS) ON  FROM NET    OF NET   ON INVESTMENT  ON INVESTMENT   NET INCREASE
                    BEGINNING  INVESTMENT    INVESTMENTS   INVESTMENT INVESTMENT  AND FUTURES    AND FUTURES    IN NET ASSET
                    OF PERIOD INCOME (LOSS)  AND FUTURES     INCOME     INCOME   TRANSACTIONS    TRANSACTIONS      VALUE
 FOR THE PERIOD ENDED JANUARY 31,
  1998 - Class A
  Shares(b)          $10.00      $ 0.01         $2.35        $(0.01)       --       $(0.32)         $(0.06)        $1.97
  1998 - Class B
  Shares(b)           10.00       (0.03)         2.33            --        --        (0.18)          (0.20)         1.92
  1998 - Class C
  Shares(b)           11.80       (0.02)         0.54            --      (.01)       (0.38)             --          0.13
  1998 - Institu-
  tional Shares(b)    10.00        0.01          2.35         (0.01)       --        (0.19)          (0.19)         1.97
  1998 - Service
  Shares(b)           10.00       (0.02)         2.35            --        --        (0.08)          (0.30)         1.95

 ------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Class A, Class B Institutional and Service share activity commenced on May 1, 1997. Class C share activity commenced on August 15, 1997.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.

38  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

                                                                     RATIOS ASSUMING NO VOLUNTARY WAIVER
                                                                        OF FEES OR EXPENSE LIMITATIONS
                                                                     -----------------------------------
                                                                                                                   RATIO OF
                                             NET ASSETS   RATIO OF        RATIO OF                   RATIO OF   NET INVESTMENT
NET ASSET               PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES   NET INVESTMENT              EXPENSES TO     LOSS TO
VALUE, END    TOTAL     TURNOVER  COMMISSION   PERIOD    TO AVERAGE       INCOME TO                AVERAGE NET   AVERAGE NET
OF PERIOD   RETURN(A)     RATE       RATE    (IN 000S)   NET ASSETS  AVERAGE NET ASSETS               ASSETS        ASSETS
--------------------------------------------------------------------------------------------------------------------------------
  $11.97      23.79%(d)   74.97%    $.0282    $53,786       0.91%(c)       0.12%(c)                  2.40%(c)       (1.37)%(c)
   11.92      23.26(d)    74.97      .0282     13,857       1.67(c)       (0.72)(c)                  2.91(c)        (1.96)(c)
   11.93       4.56(d)    74.97      .0282      4,132       1.68(c)       (0.76)(c)                  2.92(c)        (2.00)(c)
   11.97      23.89(d)    74.97      .0282      4,656       0.72(c)        0.42(c)                   1.96(c)        (0.82)(c)
   11.95      23.56(d)    74.97      .0282        115       1.17(c)       (0.21)(c)                  2.41(c)        (1.45)(c)
--------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout the Period

                                              INCOME FROM              DISTRIBUTIONS TO
                                        INVESTMENT OPERATIONS(E)         SHAREHOLDERS
                                      ---------------------------- ------------------------
                                                     NET REALIZED
                                                    AND UNREALIZED              FROM NET
                            NET ASSET               GAIN (LOSS) ON            REALIZED GAIN
                             VALUE,        NET        INVESTMENT    FROM NET  ON INVESTMENT NET INCREASE
                            BEGINNING  INVESTMENT    AND FUTURES   INVESTMENT  AND FUTURES  IN NET ASSET
                            OF PERIOD INCOME (LOSS)  TRANSACTIONS    INCOME   TRANSACTIONS     VALUE
 FOR THE PERIOD ENDED JANUARY 31,
  1998 - Class A Shares(b)   $10.00      $(0.01)        $0.65          --        $(0.05)       $0.59
  1998 - Class B Shares(b)    10.00       (0.03)         0.64          --         (0.05)        0.56
  1998 - Class C Shares(b)    10.00       (0.02)         0.64          --         (0.05)        0.57
  1998 - Institutional
  Shares(b)                   10.00        0.01          0.65          --         (0.05)        0.61
  1998 - Service Shares(b)    10.00        0.01          0.64          --         (0.05)        0.60

 ------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Commenced operations on August 15, 1997.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.

40  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

                                                                                         RATIOS ASSUMING NO VOLUNTARY WAIVER
                                                                                            OF FEES OR EXPENSE LIMITATIONS
                                                                                         -----------------------------------
                                                                         RATIO OF                                RATIO OF
                                             NET ASSETS   RATIO OF    NET INVESTMENT         RATIO OF         NET INVESTMENT
NET ASSET               PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS) TO      EXPENSES TO       INCOME (LOSS) TO
VALUE, END    TOTAL     TURNOVER  COMMISSION   PERIOD    TO AVERAGE    AVERAGE NET         AVERAGE NET          AVERAGE NET
OF PERIOD   RETURN(A)     RATE       RATE    (IN 000S)   NET ASSETS       ASSETS              ASSETS               ASSETS
------------------------------------------------------------------------------------------------------------------------------
  $10.59      6.37%(d)    37.65%    $.0370    $11,118       1.25%(c)      (0.36)%(c)         3.92%(c)            (3.03)%(c)
   10.56      6.07(d)     37.65      .0370      9,957       1.95(c)       (1.04)(c)          4.37(c)             (3.46)(c)
   10.57      6.17(d)     37.65      .0370      2,557       1.95(c)       (1.07)(c)          4.37(c)             (3.49)(c)
   10.61      6.57(d)     37.65      .0370      9,026       0.95(c)        0.15(c)           3.37(c)             (2.27)(c)
   10.60      6.47(d)     37.65      .0370          2       1.45(c)        0.40(c)           3.87(c)             (2.02)(c)
------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout The Period

                                                     INCOME FROM                     DISTRIBUTIONS TO
                                               INVESTMENT OPERATIONS(E)                SHAREHOLDERS
                                      ------------------------------------------ ------------------------
                                                  NET REALIZED
                                                 AND UNREALIZED   NET REALIZED                FROM NET
                            NET ASSET            GAIN (LOSS) ON  AND UNREALIZED             REALIZED GAIN
                             VALUE,      NET      INVESTMENTS    GAIN (LOSS) ON   FROM NET  ON INVESTMENT NET DECREASE
                            BEGINNING INVESTMENT  AND FUTURES   CURRENCY RELATED INVESTMENT  AND FUTURES  IN NET ASSET
                            OF PERIOD   INCOME    TRANSACTIONS    TRANSACTIONS     INCOME   TRANSACTIONS     VALUE
 FOR THE PERIOD ENDED JANUARY 31,
  1998 - Class A Shares(b)   $10.00     $   --       $0.13           $(0.91)       $   --         --         $(0.78)
  1998 - Class B Shares(b)    10.00      (0.02)       0.13            (0.90)           --         --          (0.79)
  1998 - Class C Shares(b)    10.00      (0.02)       0.13            (0.89)           --         --          (0.78)
  1998 - Institutional
  Shares(b)                   10.00       0.02        0.13            (0.89)        (0.02)        --          (0.76)
  1998 - Service Shares(b)    10.00       0.01        0.13            (0.91)           --         --          (0.77)

 ------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Commenced operations on August 15, 1997.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.

42  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

                                                                                         RATIOS ASSUMING NO VOLUNTARY WAIVER
                                                                                            OF FEES OR EXPENSE LIMITATIONS
                                                                                         -----------------------------------
                                                                          RATIO OF                                RATIO OF
                                              NET ASSETS   RATIO OF    NET INVESTMENT        RATIO OF          NET INVESTMENT
NET ASSET                PORTFOLIO  AVERAGE   AT END OF  NET EXPENSES INCOME (LOSS) TO     EXPENSES TO        INCOME (LOSS) TO
VALUE, END    TOTAL      TURNOVER  COMMISSION   PERIOD    TO AVERAGE    AVERAGE NET        AVERAGE NET           AVERAGE NET
OF PERIOD   RETURN(A)      RATE       RATE    (IN 000S)   NET ASSETS       ASSETS             ASSETS                ASSETS
------------------------------------------------------------------------------------------------------------------------------------
  $9.22       (7.66)%(d)   25.16%    $.0069    $ 7,087       1.50%(c)      (0.27)%(c)         4.87%(c)             (3.90)%(c)
   9.21       (7.90)(d)    25.16      .0069      2,721       2.00(c)       (0.72)(c)          5.12(c)              (3.84)(c)
   9.22       (7.80)(d)    25.16      .0069      1,608       2.00(c)       (0.73)(c)          5.12(c)              (3.85)(c)
   9.24       (7.45)(d)    25.16      .0069     17,719       1.00(c)        0.59 (c)          4.12(c)              (2.53)(c)
   9.23       (7.70)(d)    25.16      .0069          1       1.50(c)        0.26 (c)          4.62(c)              (2.86)(c)
------------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Notes to Financial Statements
January 31, 1998
 1. ORGANIZATION

 Effective May 1, 1997, Goldman Sachs Equity Portfolios, Inc. was reorganized from a Maryland corporation to a Delaware business trust named the Goldman Sachs Trust (the "Trust"). The Trust includes the CORE U.S. Equity Fund (for-merly known as the Goldman Sachs Select Equity Fund), CORE Large Cap Growth Fund, CORE Small Cap Equity Fund and the CORE International Equity Fund, col-lectively the "Funds" or individually a "Fund". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. At January 31, 1998, the Funds offered five classes of shares--Class A, Class B, Class C, Institutional and Service.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of the significant accounting policies consist-ently followed by the Funds. The preparation of financial statements in con-formity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

 A. INVESTMENT VALUATION -- Investments in securities traded on a U.S. or for-eign securities exchange or the NASDAQ system are valued daily at their last sale or closing price on the principal exchange on which they are traded or NASDAQ. If no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price, and securities traded on a foreign exchange will be valued at the official bid price. Un-listed equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs at the mean between the most recent bid and asked prices. Debt securities are valued at prices supplied by an independent pricing service, which reflect broker / dealer-supplied valuations and matrix pricing systems. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, and other securities for which quotations are not readily available, are valued at fair value using methods approved by the Board of Trustees of the Trust.

 B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on the trade date. Realized gains and losses on sales of invest-ments are calculated on the identified-cost basis. Dividend income is re-corded on the ex-dividend date. Dividends for which the Fund has the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. Interest income is determined on the basis of interest accrued, premium amortized and discount earned. In addition, it is the Funds' policy to accrue for estimated capital gains taxes on foreign securities held by the Funds subject to such taxes.

 C. FOREIGN CURRENCY TRANSLATIONS -- The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valua-tions, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions.
   Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and hold-ings of foreign currencies and investments; (ii) gains and losses between trade date and settlement date on investment securities transactions and for-ward exchange contracts; and (iii) gains and losses from the difference be-tween amounts of dividends and interest recorded and the amounts actually received.

 D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Certain of the Funds are authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio po-sitions. The CORE International Equity Fund may enter into such contracts to seek to increase total return. All commitments are "marked to market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the funds' financial statements. The Funds record re-alized

                                         GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
 gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

 E. FEDERAL TAXES -- It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to their shareholders. Accordingly, no federal tax provisions are required. The characterization of distributions to sharehold-ers for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net in-vestment income or net realized gain on investment transactions, or from cap-ital, depending on the type of book / tax differences that may exist as well as timing differences associated with having different book and tax year ends.

 F. DEFERRED ORGANIZATION EXPENSES -- Organization-related costs are amortized on a straight-line basis over a period of five years.

 G. EXPENSES -- Expenses incurred by the Trust which do not specifically re-late to an individual fund of the Trust are generally allocated to the Funds based on each Fund's relative net assets.
   Class A, Class B and Class C shares bear all expenses and fees relating to the distribution and authorized dealer service plans as well as other ex-penses which are directly attributable to such shares. Service shares sepa-rately bear a service class fee payable monthly, at an annual rate equal to .50% of the average daily net assets of the service class.

 H. OPTION ACCOUNTING PRINCIPLES -- When the Funds write call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying security, and the li-ability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium origi-nally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.
   Upon the purchase of a call option or a protective put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-mar-ket to reflect the current market value of the option. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds en-ter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a pur-chased put option, the Funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid.

 I. FUTURES CONTRACTS -- The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices or to seek to in-crease total return.
   Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the respective futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Funds daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Notes to Financial Statements
January 31, 1998
   The use of futures contracts involve, to varying degrees, elements of mar-ket and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the under-lying securities. This risk may decrease the effectiveness of the Funds' hedging strategies and potentially result in a loss.

 3. AGREEMENTS

 As of May 1, 1997, the Funds' Investment Advisory and Administration Agree-ments were combined into an Investment Management Agreement (the "Agreement") encompassing the same services and fee structure. Goldman Sachs Asset Manage-ment ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser to the CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds; Goldman Sachs Funds Management L.P. ("GSFM"), an affiliate of Goldman Sachs, acts as in-vestment adviser to the CORE U.S. Equity Fund. Under the Agreements, GSAM and GSFM, subject to the general supervision of the Trust's Board of Trustees, manage the Funds' portfolios. As compensation for the services rendered under the Agreements, the assumption of the expenses related thereto and adminis-tering the Funds' business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .75%, .85% and .85% of the average daily net assets of the CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds, respectively. GSFM is entitled to a fee of .75% of the average daily net as-sets of the CORE U.S. Equity Fund.
   Goldman Sachs has voluntarily agreed to reduce or limit certain "Other Ex-penses" for the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Eq-uity and CORE International Equity Funds (excluding management, service, distribution and authorized dealer service fees and litigation and indemnifi-cation costs, taxes, interest, brokerage commissions and extraordinary ex-penses and transfer agent fees in the case of the CORE U.S. Equity Fund) until further notice to the extent such expenses exceed .06%, .05%, .20% and .25% of the average daily net assets of the funds, respectively.
   Goldman Sachs serves as the Distributor of shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charge imposed and has advised the Funds that it retained approximately $566,000, $129,000, $49,000 and $24,000 during the period ended January 31, 1998 for the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE Interna-tional Equity Funds, respectively.
   The Trust, on behalf of each Fund, has adopted Distribution Plans (the "Distribution Plans") pursuant to Rule 12b-1. Under the Distribution Plans, Goldman Sachs is entitled to receive a quarterly fee from each Fund for dis-tribution services equal, on an annual basis, to .25%, .75% and .75% of the Funds' average daily net assets attributable to Class A, Class B and Class C shares, respectively.
   The Trust, on behalf of each Fund, has adopted Authorized Dealer Service Plans (the "Service Plans") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance serv-ices. Each Fund pays a fee under its Service Plan equal, on an annual basis, to .25% of its average daily net assets attributable to Class A, Class B and Class C shares. Goldman Sachs also serves as the Transfer Agent of the funds for a fee.
 For the period ended January 31, 1998 Goldman Sachs, GSAM, GSFM and the Dis-tributor have voluntarily agreed to waive certain fees and reimburse other expenses as follows (in thousands):

                                 WAIVERS
                            ------------------
                                       CLASS A               REIMBURSEMENT
 FUND                       MANAGEMENT  12B-1  REIMBURSEMENT  OUTSTANDING
 -------------------------------------------------------------------------
 CORE U.S. Equity                  837      51            64            --
 -------------------------------------------------------------------------
 CORE Large Cap Growth              46      62           332           124
 -------------------------------------------------------------------------
 CORE Small Cap Equity               9       6           202            40
 -------------------------------------------------------------------------
 CORE International Equity           7      --           206            25
 -------------------------------------------------------------------------

 GSAM and GSFM may discontinue or modify this waiver in the future at its dis-cretion.

                                         GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
 At January 31, 1998, the amounts owed to affiliates were as follows (in thou-sands):

                                                   AUTHORIZED
                                                     DEALER   TRANSFER
 FUND                       MANAGEMENT DISTRIBUTOR  SERVICE    AGENT   TOTAL
 ---------------------------------------------------------------------------
 CORE U.S. Equity                  349         342        266      142 1,099
 ---------------------------------------------------------------------------
 CORE Large Cap Growth              32          26         35       32   125
 ---------------------------------------------------------------------------
 CORE Small Cap Equity              18          19         11       --    48
 ---------------------------------------------------------------------------
 CORE International Equity          12           8          5       --    25
 ---------------------------------------------------------------------------

 4. PORTFOLIO SECURITIES TRANSACTIONS

 Purchases and proceeds of sales or maturities of securities (excluding short-term investments, futures and options) for the period ended January 31, 1998, were as follows:

                                                                               SALES OR
 FUND                                    PURCHASES                            MATURITIES
 ----------------------------------------------------------------------------------------
 CORE U.S. Equity                       $500,903,526                         $334,451,033
 ----------------------------------------------------------------------------------------
 CORE Large Cap Growth                    97,206,589                           31,560,546
 ----------------------------------------------------------------------------------------
 CORE Small Cap Equity                    37,277,847                            7,057,754
 ----------------------------------------------------------------------------------------
 CORE International Equity                31,642,851                            3,863,704
 ----------------------------------------------------------------------------------------

   At January 31, 1998, the CORE International Equity Fund had the following outstanding forward foreign currency exchange contracts:

                                              VALUE ON
  FOREIGN CURRENCY                           SETTLEMENT  CURRENT   UNREALIZED
  PURCHASE CONTRACTS                            DATE      VALUE    GAIN/LOSS
 -----------------------------------------------------------------------------
  Austrian Schilling expiring 2/02/98        $   22,775 $   22,493   $   (282)
  Belgian Franc expiring 2/02/98                 54,961     54,192       (769)
  Deutsche Mark expiring 2/06/98                208,827    208,342       (485)
  Finnish Markka expiring 2/02/98                31,108     30,676       (432)
  Finnish Markka expiring 2/04/98                93,293     93,001       (292)
  French Franc expiring 2/27/98                 100,006     98,496     (1,510)
  French Franc expiring 2/27/98                  66,620     66,443       (177)
  Hong Kong Dollar expiring 2/03/98              94,147     94,147         --
  Italian Lira expiring 2/04/98                  50,615     49,894       (721)
  Japanese Yen expiring 2/02/98                 304,107    299,316     (4,791)
  Japanese Yen expiring 2/04/98                 472,273    473,501      1,228
  Netherlands Guilder expiring 2/02/98          101,195     99,771     (1,424)
  Netherlands Guilder expiring 2/04/98           93,350     93,138       (212)
  Norwegian Krone expiring 2/04/98               22,327     22,263        (64)
  Portugese Escudo expiring 2/02/98             158,437    155,097     (3,340)
  Pound Sterling expiring 2/06/98                 9,991      9,988         (3)
  Spanish Peseta expiring 2/02/98                45,698     45,107       (591)
  Spanish Peseta expiring 2/04/98                55,662     55,569        (93)
  Swedish Krona expiring 2/04/98                 65,233     65,182        (51)
  Swiss Franc expiring 2/02/98                  107,314    105,763     (1,551)
  Swiss Franc expiring 2/06/98                   85,244     85,013       (231)
 -----------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY PURCHASE CONTRACTS  $2,243,183 $2,227,392   $(15,791)
 -----------------------------------------------------------------------------

   The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The mea-surement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 1998, the CORE International Equity Fund had sufficient cash and securities to cover any commitments under these contracts.
   CORE International Equity Fund has recorded a "Payable for forward foreign currency exchange contracts" resulting from open forward foreign currency ex-change contracts of $15,791, in the accompanying Statements of Assets and Li-abilities.
   For the period ended January 31, 1998, Goldman Sachs earned approximately $300 of brokerage commissions from portfolio transactions executed on behalf of the CORE Large Cap Growth Fund.

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Notes to Financial Statements
January 31, 1998
 5. SUMMARY OF SHARE TRANSACTIONS

 Share activity for the period ended January 31, 1998 is as follows:

                                                   GOLDMAN SACHS
                                               CORE U.S. EQUITY FUND
                                                  ---------------------
                                                  SHARES       DOLLARS
                                                  ---------------------
 CLASS A SHARES
 Shares sold                                   6,317,528  $166,483,899
 Reinvestment of dividends and distributions   1,196,100    30,986,861
 Shares repurchased                           (2,217,030)  (58,462,482)
                                                  ---------------------
                                               5,296,598   139,008,278
 ----------------------------------------------------------------------
 CLASS B SHARES
 Shares sold                                   1,587,418    41,644,211
 Reinvestment of dividends and distributions     160,708     4,120,872
 Shares repurchased                             (243,200)   (6,477,303)
                                                  ---------------------
                                               1,504,926    39,287,780
 ----------------------------------------------------------------------
 CLASS C SHARES
 Shares sold                                     301,152     8,133,714
 Reinvestment of dividends and distributions      13,010       332,320
 Shares repurchased                              (75,324)   (2,069,721)
                                                  ---------------------
                                                 238,838     6,396,313
 ----------------------------------------------------------------------
 INSTITUTIONAL SHARES
 Shares sold                                   1,723,166    45,504,817
 Reinvestment of dividends and distributions     637,429    16,625,599
 Shares repurchased                           (1,139,364)  (30,605,181)
                                                  ---------------------
                                               1,221,231    31,525,235
 ----------------------------------------------------------------------
 SERVICE SHARES
 Shares sold                                     132,991     3,486,302
 Reinvestment of dividends and distributions      22,975       593,618
 Shares repurchased                              (17,860)     (452,461)
                                                  ---------------------
                                                 138,106     3,627,459
 ----------------------------------------------------------------------
 NET INCREASE IN SHARES                        8,399,699  $219,845,065
 ----------------------------------------------------------------------

 (a) Commencement dates of operations for the CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds were May 1, 1997, August 15, 1997 and August 15, 1997, respectively.

                                         GOLDMAN SACHS TRUST - CORE EQUITY FUNDS

          GOLDMAN SACHS                   GOLDMAN SACHS                     GOLDMAN SACHS
  CORE LARGE CAP GROWTH FUND(A)   CORE SMALL CAP EQUITY FUND(A)   CORE INTERNATIONAL EQUITY FUND(A)
 ----------------------------------------------------------------------------------------------------
          SHARES         DOLLARS         SHARES          DOLLARS           SHARES            DOLLARS
 ----------------------------------------------------------------------------------------------------
      4,984,608   $   55,490,159      1,082,435  $    11,495,763          794,938  $       7,369,683
        116,958        1,326,300          2,621           26,811              156              1,407
       (609,700)      (7,218,956)       (35,569)        (376,899)         (26,702)          (238,798)
 ----------------------------------------------------------------------------------------------------
      4,491,866       49,597,503      1,049,487       11,145,675          768,392          7,132,236
 ----------------------------------------------------------------------------------------------------
      1,245,868       14,674,329        952,128       10,018,888          307,513          2,897,478
         29,355          331,745          3,118           31,832               --                 --
       (113,110)      (1,345,680)       (12,396)        (128,919)         (11,971)          (110,882)
 ----------------------------------------------------------------------------------------------------
      1,162,113       13,660,394        942,850        9,921,801          295,542          2,786,596
 ----------------------------------------------------------------------------------------------------
        351,956        4,181,116        259,583        2,755,067          192,766          1,797,901
          6,404           72,365            582            5,937               --                 --
        (11,868)        (140,832)       (18,140)        (190,833)         (18,328)          (161,309)
 ----------------------------------------------------------------------------------------------------
        346,492        4,112,649        242,025        2,570,171          174,438          1,636,592
 ----------------------------------------------------------------------------------------------------
        392,622        4,603,030        850,292        8,678,220        1,925,620         18,216,557
              7               79          2,917           29,872            1,603             13,900
         (3,701)         (43,927)        (2,351)         (24,802)          (6,759)           (62,449)
 ----------------------------------------------------------------------------------------------------
        388,928        4,559,182        850,858        8,683,290        1,920,464         18,168,008
 ----------------------------------------------------------------------------------------------------
          9,303          109,118            160            1,600              161              1,599
            316            3,579             --                7               --                 --
             --               --             --               --               --                 --
 ----------------------------------------------------------------------------------------------------
          9,619          112,697            160            1,607              161              1,599
 ----------------------------------------------------------------------------------------------------
      6,399,018   $   72,042,425      3,085,380  $    32,322,544        3,158,997  $      29,725,031
 ----------------------------------------------------------------------------------------------------

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Notes to Financial Statements
January 31, 1998

 Share activity for the year ended January 31, 1997 is as follows:

                                                   GOLDMAN SACHS
                                               CORE U.S. EQUITY FUND
                                                -----------------------
                                                  SHARES       DOLLARS
                                                -----------------------
 CLASS A SHARES
 Shares sold                                   3,862,697  $ 81,642,386
 Reinvestment of dividends and distributions     370,586     8,175,333
 Shares repurchased                           (1,109,202)  (23,823,146)
                                                -----------------------
                                               3,124,081    65,994,573
 ----------------------------------------------------------------------
 CLASS B SHARES
 Shares sold                                     733,802    15,946,016
 Reinvestment of dividends and distributions      24,314       535,407
 Shares repurchased                              (13,894)     (310,118)
                                                -----------------------
                                                 744,222    16,171,305
 ----------------------------------------------------------------------
 INSTITUTIONAL SHARES
 Shares sold                                   3,151,881    66,277,175
 Reinvestment of dividends and distributions     275,197     6,102,331
 Shares repurchased                             (363,536)   (7,991,198)
                                                -----------------------
                                               3,063,542    64,388,308
 ----------------------------------------------------------------------
 SERVICE SHARES
 Shares sold                                     154,590     3,344,141
 Reinvestment of dividends and distributions       4,126        91,166
 Shares repurchased                               (1,252)      (28,032)
                                                -----------------------
                                                 157,464     3,407,275
 ----------------------------------------------------------------------
 NET INCREASE IN SHARES                        7,089,309  $149,961,461
 ----------------------------------------------------------------------

                                         GOLDMAN SACHS TRUST - CORE EQUITY FUNDS

 6. REPURCHASE AGREEMENTS

 During the term of a repurchase agreement, the value of the underlying secu-rities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at each Fund's custodian.

 7. JOINT REPURCHASE AGREEMENT ACCOUNT

 The Funds, together with other registered investment companies having advi-sory agreements with GSAM or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury and agency obligations. At January 31, 1998, the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds had undivided interests in the repurchase agreements in the following joint ac-count which equaled $5,300,000, $2,100,000 and $800,000, respectively, in principal amount. At January 31, 1998, the repurchase agreements held in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date) were as follows:

                                  PRINCIPAL   INTEREST  MATURITY   AMORTIZED
                                    AMOUNT      RATE      DATE        COST
 ------------------------------------------------------------------------------
 BEAR STEARNS COMPANIES, INC.,   $600,000,000     5.65% 02/02/98 $  600,000,000
 dated 01/30/98, repurchase price $600,282,500 (total collateral value
 $618,151,386 consisting of FNMA: 6.50%-8.50%, 08/01/27-01/01/28; GNMA:
6.50%-8.00%, 05/15/23-11/15/27; FHLMC: 6.50%-7.00%, 06/01/00-10/01/26)
 ------------------------------------------------------------------------------
 LEHMAN BROTHERS INC.,            474,200,000     5.65  02/02/98    474,200,000
 dated 01/30/98, repurchase price $474,423,269 (total collateral value
 $483,683,617 consisting of FGLMC: 5.50%-9.50%, 01/01/99-01/01/28; FHA/VA:
7.50%-14.00%, 01/01/01-09/01/12; FNMA: 5.50%-11.25%, 09/01/00-01/01/28)
 ------------------------------------------------------------------------------
 NOMURA SECURITIES INTERNATION-
AL,                               200,000,000     5.64  02/02/98    200,000,000
 dated 01/30/98, repurchase price $200,094,000 (total collateral value
 $204,002,700 consisting of FHLMC: 6.00%, 10/20/99; FHLB: 5.48%-5.53%,
01/15/03-01/21/03; FNMA: 7.40%, 07/01/04; FMC discount note: 03/06/98)
 ------------------------------------------------------------------------------
 NOMURA SECURITIES, INTERNA-
TIONAL,                           270,000,000     5.64  02/02/98    270,000,000
 dated 01/30/98, repurchase price $270,126,900 (total collateral value
 $275,400,571 consisting of FNMA: 5.90%-7.52%, 02/12/98-01/22/08; FHLMC:
 6.59%-7.13%, 07/21/99-08/13/07; FHLB: 6.19%-7.00%, 08/26/99-08/21/07; FMC
discount note: 03/06/98; FFCB: 6.30%, 08/08/07)
 ------------------------------------------------------------------------------
 SALOMON-SMITH BARNEY,            200,000,000     5.61  02/02/98    200,000,000
 dated 01/30/98, repurchase price $200,093,500 (total collateral value
 $204,048,538 consisting of U.S. Treasury Stripped Interest Only Security:
 02/15/99; U.S. Treasury Stripped Principal Only Security: 7.88%, 08/15/01)
 ------------------------------------------------------------------------------
 TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                        $1,744,200,000
 ------------------------------------------------------------------------------

 8. LINE OF CREDIT FACILITY

 The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility. In addition, the Funds participate in a $50,000,000 com-mitted, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restric-tive arrangement, the Funds must own securities having a market value in ex-cess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. During the period ended January 31, 1998, the Funds did not have any borrowings under these facilities.

 9. CERTAIN RECLASSIFICATIONS

 In accordance with statement of Position 93-2, the CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds have reclassified $5,042, $3,411 and $2,137, respectively, from paid-in capital to distribu-tions in excess of net investment income (loss). Additionally, the CORE In-ternational Equity Fund reclassified $13,940 from accumulated net realized foreign currency loss to distributions in excess of net investment income. These reclassifications have no impact on the net asset value of the funds and are designed to present the Funds' capital accounts on a tax basis.

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Report of Independent Public Accountants
 To the Shareholders and Board of Trustees of Goldman Sachs Trust - CORE Eq-uity Funds

 We have audited the accompanying statements of assets and liabilities of Goldman Sachs CORE U.S. Equity Fund, CORE Large Cap Growth Fund, CORE Small Cap Equity, and CORE International Equity Fund, portfolios of Goldman Sachs Trust--Equity Funds (a Delaware Business Trust), including the statements of investments, as of January 31, 1998, and the related statements of operations and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial high-lights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial high-lights based on our audits.

 We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan-cial statements. Our procedures included confirmation of securities owned as of January 31, 1998 by correspondence with the custodian and brokers. An au-dit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and the financial highlights re-ferred to above present fairly, in all material respects, the financial posi-tion of Goldman Sachs Trust - CORE Equity Funds as of January 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                            ARTHUR ANDERSEN LLP

 Boston, Massachusetts
 March 12, 1998

                                                 GOLDMAN SACHS CORE EQUITY FUNDS


For Best Results,
It's Time in the Market That Counts


For optimal long-term investment results, time in the market can make the difference.

     After a year of record-breaking returns in the U.S. stock market, forecasts for 1998 are more subdued. As a result, investors may be tempted to move out of equities. Doing so, however, could substantially reduce a portfolio's long-term return potential.

     Investors Who Time the Market Get Less on Their Investment

     Investors who try to time the market -- that is, those who try to predict market highs and lows, and invest accordingly -- can do more harm than good to their portfolio's long-term returns.

     The chart below illustrates the effect that missing the "best" days in the market -- when stocks post their largest gains -- would have had on a portfolio's returns over the 15-year period from 1982 through 1996.


--------------------------------------------------------------------------------
The Impact of Missing the "Best" Days in the Market (1982-1996)
(Annual Return Percentage)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                  Annual Return
                                                    Percentage
                                                  -------------
Invested all 5,478 trading days                      16.78%
Less 10 best days                                    13.39%
Less 40 best days                                     7.53%
Less 70 best days                                     2.87%


     Based on the daily total returns of the S&P 500 Index. It assumes that all dividends were reinvested and that there were no investment fees, sales charges or taxes paid during the period. The returns shown above have been annualized. The chart is for illustrative purposes only and is not representative of any Goldman Sachs Fund. Past performance is not indicative of future results. Investors cannot invest in the Index directly.

     Over the Long Term, a Buy and Hold Strategy Works Best

     Over the past 20 years, the market has generated negative returns only twice. In other words, over the long term, securities prices have increased. This statistic illustrates a common theory about equity investing: buying and holding securities is generally a sounder investment strategy than attempting to time the market.

     For More Information

     A diversified portfolio of different stock types is one of the best ways to reduce the effects of market fluctuations on a portfolio. For most investors, diversification is most easily acquired through mutual funds. Goldman Sachs Asset Management offers a broad spectrum of equity mutual funds that can help investors weather market ups and downs. For more information on these and other Goldman Sachs Funds, contact your investment professional.

================================================================================
GOLDMAN SACHS ASSET MANAGEMENT
ONE NEW YORK PLAZA, 42ND FLOOR, NEW YORK, NEW YORK 10004
================================================================================


TRUSTEES

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard B. Strubel


OFFICERS

Douglas C. Grip, President
James A. Fitzpatrick, Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary


GOLDMAN SACHS

Investment Adviser,
Distributor and Transfer Agent

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co., distributor of the Fund, is not a bank, and Fund shares distributed by it are neither bank deposits nor obligations of, nor endorsed, nor guaranteed by any bank or other insured depository institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency. Investment in the Fund involves risks, including possible loss of the principal amount invested.

The stocks of smaller companies are often associated with higher risks than stocks of larger companies, including higher volatility.

Funds that invest in foreign securities and utilize active management techniques are subject to risks in addition to those customarily associated with investing in dollar-denominated securities of U.S. issuers. Compared with U.S. securities markets, foreign markets may be less liquid, more volatile and less subject to governmental regulation, and may make available less public information about issuers. Funds that invest in foreign issues may incur losses because of changes in securities prices expressed in local currencies, movements in exchange rates, or both.

The Lipper rankings shown in this report are based on relative performance within an individual fund's Lipper category. Please be advised that certain differences do exist among the funds; for example, there may be differences in investment policies, risks, fees and expense ratios, and Goldman Sachs strongly recommends that these factors be taken into consideration before an investment decision is made.

(C)Copyright 1998 Goldman, Sachs & Co.   All rights reserved.
Date of first use:  March 31, 1998                         COREAR / 114K / 3-98